United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/17

Date of Reporting Period: Quarter ended 03/31/17

Item 1.	Schedule of Investments

Federated Managed Tail Risk Fund II
Portfolio of Investments
March 31, 2017 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANIES—79.9%[1]
51,794		Emerging Markets Core Fund	$522,607
1,607,702		Federated Absolute Return Fund, Institutional Shares	15,578,632
69,249		Federated Bank Loan Core Fund	702,877
714,630		Federated Clover Small Value Fund, Institutional Shares	19,702,346
271,510		Federated Emerging Markets Equity Fund, Institutional Shares	2,527,757
842,373		Federated Equity Income Fund, Inc., Institutional Shares	19,964,234
220,488		Federated InterContinental Fund, Institutional Shares	10,473,169
702,363		Federated Intermediate Corporate Bond Fund, Institutional Shares	6,496,854
322,307		Federated International Leaders Fund, Class R6 Shares	10,230,017
2,806,586		Federated International Strategic Value Dividend Fund, Institutional Shares	10,328,236
706,092		Federated Kaufmann Large Cap Fund, Class R6 Shares	15,075,074
378,164		Federated Mortgage Core Portfolio	3,706,006
1,191,921		Federated Project and Trade Finance Core Fund	10,977,589
437,811		Federated Prudent Bear Fund, Institutional Shares	7,880,605
3,215,662		Federated Strategic Value Dividend Fund, Institutional Shares	19,872,794
981		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	10,688
203,291		High Yield Bond Portfolio	1,299,027
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $163,582,851)	155,348,512
		CORPORATE BONDS—1.2%
$30,000		ACE INA Holdings, Inc., 3.350%, 05/03/2026	30,378
25,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	26,023
25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	26,351
150,000		American Honda Finance Co., Unsecd. Deb., Series MTN, 2.250%, 08/15/2019	151,349
60,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	60,368
75,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 06/15/2025	77,408
100,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	98,013
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	20,141
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 04/21/2025	49,864
100,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	104,762
30,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	30,003
100,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	100,968
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	22,361
30,000		Comerica, Inc., 3.800%, 07/22/2026	30,099
50,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	54,000
50,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 03/15/2025	49,607
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	41,616
70,000		Enterprise Products Operating, Sr. Unsecd. Note, 3.950%, 02/15/2027	71,511
70,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	69,440
70,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	68,972
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	52,386
20,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	21,205
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 01/15/2026	41,177
40,000	[2,3]	Liberty Mutual Group, Inc., 4.850%, Series 144A, 08/01/2044	40,702
70,000		Liberty Property LP, Sr. Unsecd. Note, 3.750%, 04/01/2025	70,506
40,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	41,768
$50,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.250%, 04/20/2046	52,173
1

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
70,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	$72,925
25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	25,361
40,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 03/15/2026	39,971
100,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	100,130
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	51,523
10,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	10,117
60,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	60,772
20,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	20,408
25,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	26,279
20,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	21,565
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	27,242
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	137,379
25,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	25,092
30,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	30,134
50,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.269%, 10/31/2023	50,957
90,000		Williams Partners LP, 4.900%, 01/15/2045	86,922
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	56,362
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,103,723)	2,346,290
		ASSET-BACKED SECURITIES—0.2%
150,000		American Express Credit Account Master Trust 2014-1, Class A, 1.282%, 12/15/2021	150,779
90,000	[2,3]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.331%, 09/27/2021	90,113
42,000	[2,3]	PFS Financing Corp., 2016-BA, Class A, 1.870%, 10/15/2021	41,718
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $281,999)	282,610
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
60,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	59,521
95,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	90,887
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	50,722
150,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	152,448
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	98,643
105,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	106,779
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $576,792)	559,000
		EXCHANGE-TRADED FUNDS—5.1%
75,422		iShares Dow Jones U.S. Real Estate Index Fund	5,919,873
262,407	[4]	PowerShares DB Commodity Index Tracking Fund	3,991,210
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $12,122,816)	9,911,083
		U.S. TREASURIES—6.3%
105,301		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	101,248
430,979		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	410,605
39,963		U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	40,577
858,731		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	947,218
1,413,907		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,597,986
1,685,680		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	1,913,323
753,509		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	869,352
1,244,641		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	1,254,903
454,110		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	460,892
522,454		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	528,048
$187,726		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	189,166
2

Shares or Principal Amount		Value
	U.S. TREASURIES—continued
49,204	U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	$48,800
102,383	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	102,670
97,072	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	98,863
1,010,384	U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	1,034,715
337,776	U.S. Treasury Inflation-Protected Note, Series D-2018, 1.375%, 7/15/2018	349,230
1,683,309	U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	1,781,287
3,067	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	3,040
518,080	U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	525,566
1,000	United States Treasury Bond, 3.000%, 11/15/2044	996
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,981
	TOTAL U.S. TREASURIES (IDENTIFIED COST $12,307,625)	12,261,466
	REPURCHASE AGREEMENT—7.4%
14,335,000	Interest in $1,113,000,000 joint repurchase agreement 0.85%, dated 3/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,113,078,838 on 4/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,146,471,203 (AT COST)	14,335,000
	TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $205,310,806)[5]	195,043,961
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[6]	(700,760)
	TOTAL NET ASSETS—100%	$194,343,201
At March 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Long Bond Long Futures	5	$754,219	June 2017	$5,458
[4]United States Treasury Ultra Bond Long Futures	7	$1,124,375	June 2017	$6,399
[4]United States Treasury Notes 2-Year Long Futures	29	$6,277,141	June 2017	$5,388
[4]United States Treasury Notes 5-Year Short Futures	22	$2,589,984	June 2017	$(3,145)
[4]United States Treasury Notes 10-Year Short Futures	17	$2,117,563	June 2017	$(9,033)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$5,067
The average notional value of long and short futures contracts held by the Fund throughout the period was $11,989,801 and $5,487,840, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
3

1	Affiliated holdings.
Transactions involving the affiliated holding during the period ended March 31, 2017, were as follows:
	Balance of Shares Held 12/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2017	Value	Dividend Income	Realized Gain Distributions
Emerging Markets Core Fund	51,306	488	—	51,794	$522,607	$7,368	$—
Federated Absolute Return Fund, Institutional Shares	1,659,003	—	(51,301)	1,607,702	$15,578,632	$—	$—
Federated Bank Loan Core Fund	77,949	859	(9,559)	69,249	$702,877	$8,735	$—
Federated Clover Small Value Fund, Institutional Shares	730,265	13,031	(28,666)	714,630	$19,702,346	$—	$—
Federated Emerging Markets Equity Fund, Institutional Shares	303,404	—	(31,894)	271,510	$2,527,757	$—	$—
Federated Equity Income Fund, Inc., Institutional Shares	833,185	34,399	(25,211)	842,373	$19,964,234	$91,084	$—
Federated InterContinental Fund, Institutional Shares	242,358	—	(21,870)	220,488	$10,473,169	$—	$—
Federated Intermediate Corporate Bond Fund, Institutional Shares	798,016	4,227	(99,880)	702,363	$6,496,854	$57,558	$—
Federated International Leaders Fund, Class R6 Shares	349,652	—	(27,345)	322,307	$10,230,017	$—	$—
Federated International Strategic Value Dividend Fund, Institutional Shares	2,977,505	20,889	(191,808)	2,806,586	$10,328,236	$75,773	$—
Federated Kaufmann Large Cap Fund, Class R6 Shares	744,525	—	(38,433)	706,092	$15,075,074	$—	$—
Federated Mortgage Core Portfolio	494,493	3,273	(119,602)	378,164	$3,706,006	$32,086	$—
Federated Project and Trade Finance Core Fund	1,182,345	9,576	—	1,191,921	$10,977,589	$88,703	$—
Federated Prudent Bear Fund, Institutional Shares	417,944	19,867	—	437,811	$7,880,605	$—	$—
Federated Strategic Value Dividend Fund, Institutional Shares	3,245,193	23,362	(52,893)	3,215,662	$19,872,794	$142,823	$—
Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	980	1	—	981	$10,688	$29	$—
High Yield Bond Portfolio	232,162	3,320	(32,191)	203,291	$1,299,027	$21,245	$—
TOTAL OF AFFILIATED TRANSACTIONS	14,340,285	133,292	(730,653)	13,742,924	$155,348,512	$525,404	$—
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $226,533, which represented 0.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2017, these liquid restricted securities amounted to $226,533, which represented 0.1% of total net assets.
4	Non-income-producing security.
5	At March 31, 2017, the cost of investments for federal tax purposes was $205,497,705. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $10,453,744. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,575,698 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,029,442.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
4

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$138,140,406	$—	$—	$155,348,512
Debt Securities:
Corporate Bonds	—	2,346,290	—	2,346,290
Asset-Backed Securities	—	282,610	—	282,610
Commercial Mortgage-Backed Securities	—	559,000	—	559,000
U.S. Treasury	—	12,261,466	—	12,261,466
Exchange-Traded Funds	9,911,083	—	—	9,911,083
Repurchase Agreement	—	14,335,000	—	14,335,000
TOTAL SECURITIES	$148,051,489	$29,784,366	$—	$195,043,961
Other Financial Instruments[2]
Assets	$17,245	$—	$—	$17,245
Liabilities	(12,178)	—	—	(12,178)
TOTAL OTHER FINANCIAL INSTRUMENTS	$5,067	$—	$—	$5,067
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $17,208,106 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
6
Federated Managed Volatility Fund II
Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount, Contracts or Shares		Value
	COMMON STOCKS—36.4%
	Consumer Discretionary—2.3%
77,965	American Eagle Outfitters, Inc.	$1,093,849
16,779	CBS Corp., Class B	1,163,791
36,454	Goodyear Tire & Rubber Co.	1,312,344
8,103	Home Depot, Inc.	1,189,764
40,121	Honda Motor Co. Ltd., ADR	1,214,062
9,015	McDonald's Corp.	1,168,434
49,299	Regal Entertainment Group	1,113,171
28,138	TJX Cos., Inc.	2,225,153
14,714	Time Warner, Inc.	1,437,705
39,024	Twenty-First Century Fox, Inc.	1,263,987
	TOTAL	13,182,260
	Consumer Staples—2.8%
32,156	British American Tobacco PLC, ADR	2,132,586
14,561	CVS Health Corp.	1,143,038
80,311	ConAgra Brands, Inc.	3,239,746
8,844	Ingredion, Inc.	1,065,083
11,608	Kraft Heinz Co./The	1,054,122
25,042	Smucker (J.M.) Co.	3,282,505
12,983	Spectrum Brands Holdings, Inc.	1,804,767
32,709	Wal-Mart Stores, Inc.	2,357,665
	TOTAL	16,079,512
	Energy—4.1%
9,046	Anadarko Petroleum Corp.	560,852
45,573	BP PLC, ADR	1,573,180
62,724	Baker Hughes, Inc.	3,752,150
21,265	ConocoPhillips	1,060,485
33,824	ENI S.p.A, ADR	1,107,059
5,754	EOG Resources, Inc.	561,303
113,784	Ensco PLC	1,018,367
26,038	Exxon Mobil Corp.	2,135,376
54,284	Frank's International N.V.	573,782
25,407	Helmerich & Payne, Inc.	1,691,344
165,969	Nabors Industries Ltd.	2,169,215
38,887	Oceaneering International, Inc.	1,053,060
98,388	PBF Energy, Inc.	2,181,261
18,669	Targa Resources Investments, Inc.	1,118,273
13,229	Tesoro Petroleum Corp.	1,072,343
21,184	Total SA, ADR	1,068,097
17,045	Valero Energy Corp.	1,129,913
	TOTAL	23,826,060
	Financials—8.6%
23,302	Aflac, Inc.	1,687,531
46,405	Allstate Corp.	3,781,543
13,790	American Express Co.	1,090,927

Principal Amount, Contracts or Shares		Value
	COMMON STOCKS—continued
	Financials—continued
58,747	BB&T Corp.	$2,625,991
187,602	Bank of America Corp.	4,425,531
8,165	Chubb Ltd.	1,112,481
37,599	Citigroup, Inc.	2,249,172
30,889	Discover Financial Services	2,112,499
45,697	East West Bancorp, Inc.	2,358,422
11,273	Goldman Sachs Group, Inc.	2,589,634
25,042	Hartford Financial Services Group, Inc.	1,203,769
49,987	JPMorgan Chase & Co.	4,390,858
24,297	Lazard Ltd., Class A	1,117,419
6,566	M&T Bank Corp.	1,015,957
97,185	Morgan Stanley	4,163,405
89,496	Old Republic International Corp.	1,832,878
31,050	PNC Financial Services Group	3,733,452
14,015	Raymond James Financial, Inc.	1,068,784
51,629	Sun Life Financial Services of Canada	1,887,040
23,503	The Bank of New York Mellon Corp.	1,110,047
14,259	The Travelers Cos, Inc.	1,718,780
24,965	U.S. Bancorp	1,285,698
18,977	Wells Fargo & Co.	1,056,260
	TOTAL	49,618,078
	Health Care—4.7%
35,272	AbbVie, Inc.	2,298,324
10,045	Aetna, Inc.	1,281,240
7,284	Allergan PLC	1,740,293
11,188	AmerisourceBergen Corp.	990,138
12,983	Amgen, Inc.	2,130,121
13,673	Anthem, Inc.	2,261,241
21,366	Baxter International, Inc.	1,108,041
6,001	Becton, Dickinson & Co.	1,100,823
38,782	GlaxoSmithKline PLC, ADR	1,635,049
14,879	Gilead Sciences, Inc.	1,010,582
14,404	Johnson & Johnson	1,794,018
63,933	Merck & Co., Inc.	4,062,303
30,007	Pfizer, Inc.	1,026,539
22,479	Quest Diagnostics, Inc.	2,207,213
13,437	UnitedHealth Group, Inc.	2,203,802
	TOTAL	26,849,727
	Industrials—3.9%
30,912	Allison Transmission Holdings, Inc.	1,114,687
6,628	Boeing Co. (The)	1,172,228
10,164	Deere & Co.	1,106,453
22,514	Delta Air Lines, Inc.	1,034,744
27,042	Eaton Corp. PLC	2,005,164
13,391	Huntington Ingalls Industries, Inc.	2,681,414
27,527	Ingersoll-Rand PLC	2,238,496
6,722	L3 Technologies, Inc.	1,111,079
18,417	Manpower Group, Inc.	1,889,032
53,311	Masco Corp.	1,812,041

Principal Amount, Contracts or Shares		Value
	COMMON STOCKS—continued
	Industrials—continued
13,494	Norfolk Southern Corp.	$1,510,923
4,504	Northrop Grumman Corp.	1,071,231
14,481	Parker-Hannifin Corp.	2,321,594
23,435	Waste Management, Inc.	1,708,880
	TOTAL	22,777,966
	Information Technology—4.7%
18,565	Apple, Inc.	2,667,048
70,885	Applied Materials, Inc.	2,757,427
32,606	Cisco Systems, Inc.	1,102,083
96,519	Corning, Inc.	2,606,013
170,051	HP, Inc.	3,040,512
15,524	Harris Corp.	1,727,355
71,406	Hewlett Packard Enterprise Co.	1,692,322
12,335	KLA-Tencor Corp.	1,172,688
18,788	Lam Research Corp.	2,411,628
30,864	Qualcomm, Inc.	1,769,742
35,917	Seagate Technology	1,649,668
55,849	Texas Instruments, Inc.	4,499,195
	TOTAL	27,095,681
	Materials—1.1%
30,261	CRH PLC ADR	1,064,279
21,083	Cabot Corp.	1,263,083
34,819	Dow Chemical Co.	2,212,399
38,364	Rio Tinto PLC, ADR	1,560,648
	TOTAL	6,100,409
	Real Estate—1.2%
7,850	Coresite Realty Corp.	706,892
11,650	DCT Industrial Trust, Inc.	560,598
12,419	Digital Realty Trust, Inc.	1,321,257
44,421	Duke Realty Corp.	1,166,940
42,997	GGP, Inc.	996,670
37,186	Retail Properties of America, Inc.	536,222
13,941	Sun Communities, Inc.	1,119,881
7,986	Welltower, Inc.	565,569
	TOTAL	6,974,029
	Telecommunication Services—1.4%
105,463	AT&T, Inc.	4,381,988
64,397	CenturyLink, Inc.	1,517,837
44,632	Verizon Communications	2,175,810
	TOTAL	8,075,635
	Utilities—1.6%
19,407	American Electric Power Co., Inc.	1,302,792
9,514	DTE Energy Co.	971,474
12,675	Dominion Resources, Inc.	983,200
14,457	Duke Energy Corp.	1,185,619
17,638	Exelon Corp.	634,615
8,401	NextEra Energy, Inc.	1,078,436
17,579	PPL Corp.	657,279

Principal Amount, Contracts or Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
16,199		Public Service Enterprises Group, Inc.	$718,426
7,203		Sempra Energy	795,931
16,009		Southern Co.	796,928
		TOTAL	9,124,700
		TOTAL COMMON STOCKS (IDENTIFIED COST $185,641,021)	209,704,057
		ADJUSTABLE RATE MORTGAGE—0.0%
11,624		Federal National Mortgage Association, 3.061%, 09/01/2037 (IDENTIFIED COST $11,707)	12,331
		ASSET-BACKED SECURITY—0.0%
225,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $224,972)	225,342
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.5%
$1,275,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	1,264,824
1,100,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	1,052,374
875,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	848,346
1,100,000		Federal Home Loan Mortgage Corp. REMIC K060, Class A2, 3.271%, 10/25/2026	1,131,424
998,081		Federal Home Loan Mortgage Corp. REMIC K062 A1, 3.032%, 09/25/2026	1,020,946
2,000,000		Federal Home Loan Mortgage Corp. REMIC K063 A1, 3.045%, 08/25/2026	2,049,665
356,022		Federal National Mortgage Association REMIC 2006-117, Class GF, 1.332%, 12/25/2036	355,817
308,115		Federal National Mortgage Association REMIC 2012-1, Class F, 1.432%, 02/25/2042	308,573
1,500,000		Federal National Mortgage Association REMIC 2016-M11, Class A2, 2.369%, 07/25/2026	1,427,626
980,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.508%, 09/10/2047	1,025,088
1,500,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,479,644
1,500,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.351%, 12/15/2049	1,537,078
590,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	607,040
495,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	503,387
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,926,901)	14,611,832
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
		Financials—0.5%
1,050,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	1,073,260
790,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	771,588
750,000		Federal Home Loan Mortgage Corp., 2.673%, 03/25/2026	736,647
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,562,783)	2,581,495
		CORPORATE BONDS—14.5%
		Aerospace/Defense—0.0%
100,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	108,000
		Agency—0.1%
540,000		Export-Import Bank, Series EMTN, 4.000%, 08/07/2017	543,796
		Banking—3.4%
700,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.500%, 03/06/2023	723,248
195,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	196,264
200,000		BBVA Banco Continental, Series REGS, 5.000%, 08/26/2022	214,500
300,000	[1,2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.350%, 11/12/2029	297,000
200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.500%, 03/10/2021	220,000
200,000		Banco Bradesco (Cayman), Sub., Series REGS, 5.750%, 03/01/2022	213,600
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	112,750
100,000		Banco de Credito del Peru, Series REGS, 6.125%, 04/24/2027	109,750

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Banking—continued
$100,000		Banco Del Estado, Sr. Unsecd. Note, Series REGS, 4.125%, 10/07/2020	$105,658
219,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	210,569
500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.750%, 10/07/2020	550,000
200,000		Bangkok Bank PCL, Sr. Unsecd. Note, Series REGS, 3.875%, 09/27/2022	208,071
250,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 04/19/2026	247,095
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	171,436
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	300,155
510,000	[1,2]	Bank of China Ltd., Series 144A, 5.000%11/13/2024	542,816
600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.000%, 11/13/2024	638,608
200,000		CITIC Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 01/21/2018	207,795
150,000		Caixa Economica Federal, Series REGS, 4.250%, 05/13/2019	153,437
300,000		China Construction Bank Corp., Sub., Series EMTN, 4.250%, 08/20/2024	307,839
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	555,525
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series MTN, 2.550%, 05/13/2021	248,798
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	344,127
200,000	[1,2]	Credit Bank of Moscow Via CBOM Finance PLC, Sub. Note, Series 144A, 7.50%, 10/5/2027	204,500
200,000		DIB Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 2.921%, 06/03/2020	199,524
500,000		Emirates NBD Tier 1 Ltd., 5.750%, 05/29/2049	514,691
900,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	902,237
200,000		Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.800%, 09/16/2025	204,827
750,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/02/2019	772,338
200,000		GTB Finance BV, Series REGS, 6.000%, 11/08/2018	205,234
200,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 4.500%, 10/20/2021	198,600
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	629,897
400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	404,450
200,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	203,624
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	274,400
500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	501,664
400,000		Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, Series REGS, 6.00%, 12/29/2049	421,463
200,000	[1,2]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.000%, 04/23/2020	197,576
200,000		Industrial Bank of Korea, Sr. Unsecd. Note, Series REGS, 2.000%, 04/23/2020	197,576
300,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.500%, 08/06/2022	314,700
300,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.200%, 12/21/2021	326,400
850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	852,435
200,000		Kookmin Bank, Series REGS, 1.625%, 07/14/2017	199,982
300,000		Korea Development Bank, Sr. Unsecd. Note, 2.250%, 05/18/2020	298,347
250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	297,950
275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	284,363
200,000	[1,2]	NongHyup Bank, Sr. Unsecd. Note, Series 144A, 2.250%, 09/19/2017	200,349
150,000	[1,2]	Pampa Energia SA, Sr. Unsecd. Note, Series 144A, 7.500%, 01/24/2027	152,085
630,000	[1,2]	RSHB Capital S.A., Series 144A, 5.100%, 07/25/2018	650,099
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	254,433
200,000		Sberbank (Sb Cap Sa), Sub. Note, Series REGS, 5.500%, 02/26/2024	206,356
200,000		Sberbank (Sb Cap Sa), Sub., Series REGS, 5.250%, 05/23/2023	206,336
200,000	[1,2]	Sberbank of Russia, Sub. Note, Series 144A, 5.500%, 02/26/2024	206,356
300,000	[1,2]	Turkiye Garanti Bankasi A, Sr. Unsecd. Note, Series 144A, 5.875%, 03/16/2023	304,058
300,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.750%, 02/11/2021	288,222
200,000		Turkiye Is Bankasi (Isbank), Series REGS, 5.500%, 04/21/2019	205,207
230,000	[1,2]	Turkiye Vakiflar Bankasi, Sr. Unsecd. Note, Series 144A, 5.500%, 10/27/2021	227,091

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Banking—continued
$300,000		VTB Bank OJSC, Series REGS, 9.500%, 12/29/2049	$339,507
200,000		Vnesheconombank (VEB), Series REGS, 6.025%, 07/05/2022	214,976
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	287,558
250,000		Woori Bank, Sub. Note, Series REGS, 4.750%, 04/30/2024	258,619
200,000	[1,2]	Yapi ve Kredi Bankasi A.S, Sr. Unsecd. Note, Series 144A, 5.750%, 02/24/2022	199,267
		TOTAL	19,686,338
		Broadcast Radio & TV—0.0%
100,000		Grupo Televisa S.A., Sr. Note, 8.500%, 03/11/2032	127,573
		Building & Development—0.0%
200,000		Turkiye Sise ve Cam Fabri, Sr. Unsecd. Note, Series REGS, 4.250%, 05/09/2020	200,007
		Capital Goods - Aerospace & Defense—0.1%
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	391,059
200,000		Textron, Inc., Sr. Unsecd. Note, 3.650%, 03/15/2027	199,009
		TOTAL	590,068
		Capital Goods - Diversified Manufacturing—0.1%
300,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.250%, 03/01/2027	299,411
		Chemicals & Plastics—0.5%
200,000		Albemarle Corp., 4.150%, 12/01/2024	208,235
200,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	222,209
200,000		Braskem Finance Ltd., Series REGS, 5.750%, 04/15/2021	212,260
200,000	[1,2]	Equate Petrochemical BV, Sr. Unsecd. Note, Series 144A, 3.000%, 03/03/2022	195,820
250,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 04/25/2024	266,850
200,000		PTT Global Chemical PCL, Series REGS, 4.250%, 09/19/2022	209,475
500,000		Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/29/2019	508,620
250,000		Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.500%, 11/12/2020	263,898
450,000		Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	416,959
		TOTAL	2,504,326
		Communications - Cable & Satellite—0.2%
250,000		CCO Safari II LLC, 6.484%, 10/23/2045	289,434
350,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	346,907
300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	307,644
		TOTAL	943,985
		Communications - Media & Entertainment—0.2%
300,000		CBS Corp., 4.900%, 08/15/2044	305,241
250,000		Discovery Communications , Sr. Unsecd. Note, 4.900%, 03/11/2026	260,458
400,000		Viacom, Inc., Sr. Unsecd. Note, 5.850%, 09/01/2043	422,518
300,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	302,079
		TOTAL	1,290,296
		Communications - Telecom Wireless—0.1%
300,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	324,384
360,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	353,930
		TOTAL	678,314
		Communications - Telecom Wirelines—0.2%
700,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	696,753
180,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	183,527
534,000	[1,2]	Verizon Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.012%, 4/15/2049	521,317
		TOTAL	1,401,597

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—0.2%
$200,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	$200,394
170,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	160,245
350,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	345,264
200,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.250%, 01/13/2020	200,248
		TOTAL	906,151
		Consumer Cyclical - Retailers—0.0%
140,000		Dollar General Corp., Sr. Unsecd. Note, 3.875%, 04/15/2027	140,380
		Consumer Cyclical - Services—0.2%
800,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	807,096
200,000		Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	201,867
		TOTAL	1,008,963
		Consumer Non-Cyclical - Food/Beverage—0.2%
100,000	[1,2]	BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.250%, 01/28/2020	106,500
200,000	[1,2]	Cosan Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.000%, 01/20/2027	208,260
200,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	191,564
200,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	201,343
90,000	[1,2]	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	90,668
150,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	141,225
140,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	131,348
150,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	142,910
140,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	134,839
50,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	50,651
		TOTAL	1,399,308
		Consumer Non-Cyclical - Health Care—0.1%
200,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	207,924
120,000		Medtronic Global Holdings, Sr. Unsecd. Note, 3.350%, 04/01/2027	120,993
350,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	346,648
		TOTAL	675,565
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
100,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	100,064
100,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	104,090
200,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 03/15/2045	202,101
200,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 02/01/2045	196,898
100,000		Teva Pharmaceutical Finance, Sr. Unsecd. Note, 2.200%, 07/21/2021	96,309
100,000		Teva Pharmaceutical Finance, Sr. Unsecd. Note, 3.150%, 10/01/2026	92,327
175,000		Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.950%, 12/18/2022	171,088
		TOTAL	962,877
		Consumer Non-Cyclical - Supermarkets—0.0%
200,000		Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	196,882
		Consumer Non-Cyclical - Tobacco—0.1%
280,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	335,746
		Consumer Products—0.0%
62,000		Mastellone Hermanos SA, Sr. Unsecd. Note, Series REGS, 12.625%, 07/03/2021	70,153
		Energy - Independent—0.3%
300,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	333,484
400,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	403,260
300,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	313,939
200,000		Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	192,356

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$300,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	$295,426
		TOTAL	1,538,465
		Energy - Integrated—0.1%
110,000		BP Capital Markets PLC, 3.119%, 05/04/2026	107,761
300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	311,076
90,000		Shell International Finance BV, Sr. Unsecd. Note, 2.875%, 05/10/2026	87,605
75,000		Shell International Finance BV, Sr. Unsecd. Note, 4.000%, 05/10/2046	72,282
		TOTAL	578,724
		Energy - Midstream—0.4%
175,000		Energy Transfer Partners , Sr. Unsecd. Note, 4.050%, 03/15/2025	173,624
300,000		Enterprise Products Operating, Sr. Unsecd. Note, 3.950%, 02/15/2027	306,475
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	435,890
240,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	239,104
400,000	[1,2]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 03/24/2026	439,540
200,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	200,048
200,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	209,282
		TOTAL	2,003,963
		Energy - Oil Field Services—0.1%
400,000		Weatherford International Ltd., 7.000%, 03/15/2038	389,000
		Energy - Refining—0.1%
200,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 04/01/2026	212,688
220,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	221,704
300,000		Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 03/15/2025	298,190
		TOTAL	732,582
		Farming & Agriculture—0.2%
1,000,000	[1,2]	Kazagro National Management Holding., Series 144A, 4.625%, 05/24/2023	978,900
		Finance—0.3%
350,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 04/29/2020	362,394
300,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.750%, 07/15/2025	317,400
200,000		ICD Sukuk Co. Ltd., Sr. Unsecd. Note, 3.508%, 05/21/2020	201,300
650,000		MAF Global Securities, 7.125%, 10/29/2049	687,775
200,000		Sukuk Funding No3 Ltd., 4.348%, 12/03/2018	206,428
		TOTAL	1,775,297
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	217,600
200,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	210,740
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	408,097
		TOTAL	836,437
		Financial Institution - Finance Companies—0.1%
150,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.500%, 05/26/2022	151,300
170,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.950%, 02/01/2022	174,757
200,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	200,448
200,000		GE Capital International, Sr. Unsecd. Note, 3.373%, 11/15/2025	205,460
		TOTAL	731,965
		Financial Institution - Insurance - Life—0.2%
350,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	363,139
350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	369,776
150,000	[1,2]	Massachusetts Mutual Life, Sub. Note, Series 144A, 4.900%, 04/01/2077	151,055

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$300,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	$317,632
		TOTAL	1,201,602
		Financial Institution - Insurance - P&C—0.2%
200,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	203,509
500,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	805,850
		TOTAL	1,009,359
		Financial Institution - REIT - Apartment—0.1%
350,000		UDR, Inc., 3.750%, 07/01/2024	354,775
		Financial Institution - REIT - Healthcare—0.1%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 01/15/2021	321,986
100,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	100,102
		TOTAL	422,088
		Financial Institution - REIT - Office—0.1%
350,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	358,616
		Financial Institution - REIT - Other—0.0%
250,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	259,089
		Financial Institution - REIT - Retail—0.0%
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	189,215
		Financial Intermediaries—0.1%
200,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	208,858
200,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.25%, 6/3/2021	197,972
200,000	[1,2]	Investcorp SA, Series 144A, 8.250%, 11/01/2017	207,455
200,000	[1,2]	Trust F/1401, Sr. Unsecd. Note, Series 144A, 5.250%, 01/30/2026	202,000
		TOTAL	816,285
		Food Products—0.1%
100,000		Cosan Overseas Ltd., 8.250%, 11/29/2049	100,750
200,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 3.875%, 06/27/2024	201,343
		TOTAL	302,093
		Government Agency—0.0%
100,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 6.500%, 06/10/2019	106,900
		Home Products & Furnishings—0.0%
200,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.000%, 04/03/2023	197,898
		Industrial Products & Equipment—0.0%
200,000		Cemex Finance LLC, Series REGS, 6.000%, 04/01/2024	210,800
		Metals & Mining—0.6%
110,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	113,680
200,000		Chinalco Capital Holdings, Sr. Unsecd. Note, 4.000%, 08/25/2021	198,717
200,000		Codelco, Inc., Series REGS, 3.000%, 07/17/2022	201,113
100,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 6.150%, 10/24/2036	117,004
200,000	[1,2]	Evraz Group SA, Sr. Unsecd. Note, Series 144A, 5.375%, 03/20/2023	201,000
272,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.500%, 04/22/2020	290,281
200,000		Fresnillo PLC, Series REGS, 5.500%, 11/13/2023	217,000
300,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 5.893%, 04/29/2024	302,250
300,000		Noble Group Ltd., Jr. Sub. Deb., 6.00%, 6/24/2049	230,250
200,000		Southern Copper Corp, Sr. Unsecd. Note, 5.250%, 11/08/2042	197,092
75,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 04/23/2025	75,660
50,000		Southern Copper Corp., Sr. Unsecd. Note, 5.875%, 04/23/2045	52,346
275,000		Vale Overseas Ltd., 4.375%, 01/11/2022	280,253

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$50,000		Vale Overseas Ltd., 6.875%, 11/21/2036	$54,005
147,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 06/10/2021	157,896
100,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.250%, 08/10/2026	108,875
40,000		Vale Overseas Ltd., Sr. Unsecd. Note, 8.250%, 01/17/2034	47,750
150,000		Vale SA, 5.625%, 09/11/2042	142,470
200,000		Vedanta Resources PLC, Sr. Unsecd. Note, Series REGS, 7.125%, 05/31/2023	205,500
		TOTAL	3,193,142
		Oil & Gas—2.3%
390,335	[1,3,4,5]	Afren PLC, Series 144A, 6.625%, 12/09/2020	0
195,167	[3,4,5,6]	Afren PLC, Series REGS, 11.500%, 02/01/2016	0
1,000,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	1,043,659
500,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.700%, 11/25/2019	504,682
200,000		China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.000%, 05/07/2020	205,500
200,000	[1,2]	Compania General de Combu, Sr. Unsecd. Note, Series 144A, 9.500%, 11/07/2021	212,200
150,000		Ecopetrol SA, Sr. Unsecd. Note, 4.125%, 01/16/2025	145,650
100,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 06/26/2026	102,530
100,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 05/28/2045	91,845
117,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 09/18/2023	127,091
400,000		Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.950%, 02/06/2028	401,000
300,000	[1,2]	Gazprom Via Gaz Capital S, Sr. Unsecd. Note, Series 144A, 4.950%, 03/23/2027	299,394
200,000		Gazprom Via Gaz Capital, Sr. Unsecd. Note, Series REGS, 4.950%, 07/19/2022	207,765
300,000	[1,2]	Koc Holding A.S., Sr. Unsecd. Note, Series 144A, 5.250%, 03/15/2023	304,618
400,000		Korea National Oil Corp., Sr. Unsecd. Note, Series REGS, 3.250%, 07/10/2024	402,290
200,000		Lukoil, Company Guarantee, Series REGS, 6.125%, 11/09/2020	219,540
374,000		ONGC Videsh Ltd., 3.750%, 05/07/2023	379,413
200,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	205,030
150,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 06/15/2038	153,000
200,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 05/20/2043	205,814
200,000	[1,2]	Pertamina PT, Series 144A, 4.300%, 05/20/2023	206,574
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	95,000
250,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 06/05/2115	224,062
65,000		Petrobras Global Finance, Sr. Unsecd. Note, 6.125%, 01/17/2022	68,315
175,000		Petrobras Global Finance, Sr. Unsecd. Note, 7.375%, 01/17/2027	185,448
500,000		Petrobras Global Finance, Sr. Unsecd. Note, 8.375%, 05/23/2021	566,875
100,000		Petrobras Global Finance, Sr. Unsecd. Note, 8.375%, 12/10/2018	108,250
400,000		Petrobras Global Finance, Sr. Unsecd. Note, 8.750%, 05/23/2026	464,000
22,000		Petrobras International Finance Co., 6.875%, 01/20/2040	21,054
200,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	206,466
150,000	[1,2]	Petroleos De Venezuela S.A., 1st Lien, Series 144A, 8.500%, 10/27/2020	112,500
80,000	[1,2]	Petroleos De Venezuela SA, Sr. Unsecd. Note, Series 144A, 9.000%, 11/17/2021	38,712
270,000		Petroleos De Venezuela, S.A., Series REGS, 5.500%, 04/12/2037	92,475
850,000		Petroleos de Venezuela, S.A., Sr. Unsecd. Note, Series REGS, 6.000%, 11/15/2026	299,710
520,000		Petroleos de Venezuela, S.A., Unsecd. Note, Series REGS, 6.000%, 05/16/2024	191,620
103,000		Petroleos Mexicanos, 3.500%, 07/18/2018	104,813
200,000		Petroleos Mexicanos, 5.500%, 06/27/2044	177,510
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	149,250
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 01/23/2026	192,200
450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	455,175
600,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/24/2022	618,720

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Oil & Gas—continued
$410,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	$401,841
470,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 08/04/2026	522,875
100,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.500%, 03/18/2045	105,750
200,000		Puma International Financing SA, Series REGS, 6.750%, 02/01/2021	207,354
200,000	[1,2]	Raizen Fuels Finance SA, Sr. Unsecd. Note, Series 144A, 5.300%, 01/20/2027	203,250
250,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 02/10/2045	249,116
200,000	[1,2]	Rosneft Oil Co., Series 144A, 4.199%, 03/06/2022	200,508
200,000	[1,2]	Sinopec Group Overseas Development, Sr. Unsecd. Note, Series 144A, 2.000%, 09/29/2021	192,259
800,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/28/2025	781,541
396,000		Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series REGS, 3.500%, 05/03/2026	391,436
320,000	[1,2]	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.500%, 03/23/2021	351,523
		TOTAL	13,397,203
		Real Estate—0.3%
200,000		Alpha Star Holding Ltd., 4.970%, 04/09/2019	201,309
300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	308,519
200,000		Country Garden Holdings, Sr. Unsecd. Note, 7.500%, 03/09/2020	213,497
400,000		Franshion Brilliant Ltd., 5.750%, 03/19/2019	420,202
300,000		Franshion Brilliant Ltd., Sub. Note, 5.750%, 12/29/2049	308,167
200,000		Wanda Properties International, Sr. Unsecd. Note, 7.250%, 01/29/2024	221,752
200,000		Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 01/23/2022	209,714
		TOTAL	1,883,160
		Retailers—0.1%
200,000		Golden Eagle Retail Group, Sr. Unsecd. Note, Series REGS, 4.625%, 05/21/2023	185,000
200,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 04/29/2026	196,005
200,000		Saci Falabella, Series REGS, 3.750%, 04/30/2023	201,882
		TOTAL	582,887
		Sovereign—0.0%
200,000	[1,2]	Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series 144A, 5.004%, 04/06/2023	200,250
		State/Provincial—0.6%
600,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.950%, 02/19/2021	672,000
150,000	[1,2]	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 6.900%, 11/01/2027	142,065
250,000	[1,2]	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 7.000%, 03/23/2023	251,745
900,000		Provincia De Buenos Aires, Series REGS, 10.875%, 01/26/2021	1,030,500
150,000	[1,2]	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 5.750%, 06/15/2019	154,980
750,000	[1,2]	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 06/15/2027	759,525
150,000	[1,2]	Provincia De Cordoba, Ser, Sr. Unsecd. Note, Series 144A, 7.450%, 09/01/2024	152,057
		TOTAL	3,162,872
		Steel—0.0%
250,000	[1,2]	OJSC Novo(Steel Funding), Sr. Unsecd. Note, Series 144A, 4.500%, 06/15/2023	254,843
		Technology—0.3%
600,000		Apple, Inc., Sr. Unsecd. Note, 2.500%, 02/09/2022	602,997
200,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 01/15/2027	201,659
260,000	[1,2]	Diamond 1 Finance Corp./Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.020%, 06/15/2026	284,474
70,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 4.420%, 06/15/2021	73,264
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	123,194
230,000		Fidelity National Information, Sr. Unsecd. Note, 5.000%, 10/15/2025	250,557
100,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 08/08/2026	94,668

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$245,000		Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	$231,929
		TOTAL	1,862,742
		Technology Services—0.1%
500,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.800%, 02/11/2025	511,799
		Telecommunications & Cellular—0.4%
200,000		America Movil S.A.B. de C.V., Company Guarantee, 5.000%, 03/30/2020	214,649
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 04/15/2021	182,750
200,000		Empresa Nacional de Telec, Sr. Unsecd. Note, Series REGS, 4.875%, 10/30/2024	207,098
200,000	[1,2]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 7.250%, 04/26/2023	220,622
300,000	[1,2]	HTA Group Ltd., Sr. Unsecd. Note, Series 144A, 9.125%, 03/08/2022	298,560
200,000	[1,2]	MTN Mauritius Investment , Sr. Unsecd. Note, Series 144A, 5.373%, 02/13/2022	203,652
300,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 05/19/2025	303,893
200,000	[1,2]	Telefonica Chile SA, Sr. Unsecd. Note, Series 144A, 3.875%, 10/12/2022	204,003
200,000	[1,2]	Turkcell Iletisim Hizmetleri A.S., Unsecd. Note, Series 144A, 5.750%, 10/15/2025	203,427
		TOTAL	2,038,654
		Transportation—0.0%
200,000	[1,2]	Adani Ports and Special, Sr. Unsecd. Note, Series 144A, 3.950%, 01/19/2022	202,550
		Transportation - Railroads—0.1%
175,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	174,380
350,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 06/01/2026	329,614
		TOTAL	503,994
		Transportation - Services—0.2%
480,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	460,590
250,000	[1,2]	Penske Truck Leasing Co., LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	253,918
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	257,379
		TOTAL	971,887
		Utilities—0.5%
150,000	[1,2]	AES Argentina Generacion SA, Sr. Unsecd. Note, Series 144A, 7.75%, 2/2/2024	151,570
200,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 07/30/2019	212,140
350,000		Comision Fed de Electric, Sr. Unsecd. Note, Series REGS, 4.875%, 01/15/2024	361,725
65,000		Enersis Americas SA, Sr. Unsecd. Note, 4.000%, 10/25/2026	64,464
400,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.750%, 01/26/2021	403,056
200,000		Inkia Energy Ltd., Series REGS, 8.375%, 04/04/2021	206,000
490,000		Israel Electric Corp. Ltd., Series REGS, 7.250%, 01/15/2019	531,061
100,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	113,070
200,000		Majapahit Holding BV, Series REGS, 7.875%, 06/29/2037	257,500
300,000		NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	311,087
200,000		TNB Global Ventures Capital Bhd, Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	192,749
		TOTAL	2,804,422
		Utility - Electric—0.4%
300,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	313,930
375,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	369,375
200,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	228,629
250,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	246,330
150,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/04/2026	141,020
110,000		National Rural Utilities, Sr. Unsecd. Note, 2.950%, 02/07/2024	110,342
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	405,891
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	288,668

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	$238,942
140,000		Virginia Electric & Power, Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	143,155
		TOTAL	2,486,282
		Utility - Natural Gas—0.0%
120,000	[1,2]	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	121,730
		TOTAL CORPORATE BONDS (IDENTIFIED COST $82,202,344)	83,242,206
		MORTGAGE-BACKED SECURITIES—17.3%
		Federal Home Loan Mortgage Corporation—5.2%
3,016,858		Federal Home Loan Mortgage Corp. Pool A88745, 4.500%, 30 Year, 10/01/2037	3,262,685
471,145		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/01/2040	485,224
436,745		Federal Home Loan Mortgage Corp. Pool G08554, 3.500%, 30 Year, 10/01/2043	448,567
1,018,819		Federal Home Loan Mortgage Corp. Pool G08563, 4.000%, 30 Year, 01/01/2044	1,071,431
794,829		Federal Home Loan Mortgage Corp. Pool G08567, 4.000%, 30 Year, 01/01/2044	833,888
1,543,345		Federal Home Loan Mortgage Corp. Pool G08608, 3.000%, 30 Year, 09/01/2044	1,534,664
4,645,960		Federal Home Loan Mortgage Corp. Pool G08705, 3.000%, 30 Year, 05/01/2046	4,608,211
2,748,101		Federal Home Loan Mortgage Corp. Pool G08710, 3.000%, 30 Year, 06/01/2046	2,725,773
1,663,172		Federal Home Loan Mortgage Corp. Pool G18579, 3.500%, 15 Year, 12/01/2030	1,739,094
2,715,051		Federal Home Loan Mortgage Corp. Pool G60440, 3.500%, 30 Year, 03/01/2046	2,790,670
7,894		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/01/2023	8,344
964,854		Federal Home Loan Mortgage Corp. Pool Q19607, 4.000%, 30 Year, 07/01/2043	1,015,584
276,744		Federal Home Loan Mortgage Corp. Pool Q21934, 4.000%, 30 Year, 09/01/2043	291,122
3,464,530		Federal Home Loan Mortgage Corp. Pool Q39440, 4.000%, 30 Year, 03/01/2046	3,638,028
2,665,225		Federal Home Loan Mortgage Corp. Pool V82514, 3.500%, 30 Year, 07/01/2046	2,732,793
2,907,487		Federal Home Loan Mortgage Corp. Pool V82653, 3.500%, 30 Year, 10/01/2046	2,981,196
		TOTAL	30,167,274
		Federal National Mortgage Association—11.6%
1,370,272		Federal National Mortgage Association Pool AH2899, 4.500%, 30 Year, 01/01/2041	1,491,356
1,269,956		Federal National Mortgage Association Pool AL4168, 2.500%, 15 Year, 09/01/2028	1,282,010
2,455,422		Federal National Mortgage Association Pool AO7977, 3.000%, 15 Year, 06/01/2027	2,530,683
54,840		Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/01/2042	56,453
1,310,606		Federal National Mortgage Association Pool AS2979, 3.000%, 15 Year, 08/01/2029	1,349,140
1,674,784		Federal National Mortgage Association Pool AS4314, 2.500%, 15 Year, 01/01/2030	1,685,971
2,596,509		Federal National Mortgage Association Pool AS5102, 3.000%, 15 Year, 06/01/2030	2,670,414
3,137,088		Federal National Mortgage Association Pool AS5693, 3.000%, 30 Year, 08/01/2045	3,116,133
3,914,353		Federal National Mortgage Association Pool AS6222, 4.000%, 30 Year, 11/01/2045	4,115,269
2,353,449		Federal National Mortgage Association Pool AS7375, 3.000%, 30 Year, 06/01/2046	2,336,258
2,881,778		Federal National Mortgage Association Pool AS7492, 4.000%, 30 Year, 07/01/2046	3,024,291
1,437,438		Federal National Mortgage Association Pool AS7510, 4.000%, 30 Year, 07/01/2046	1,508,524
1,907,498		Federal National Mortgage Association Pool AS7582, 3.000%, 30 Year, 07/01/2046	1,893,565
1,905,320		Federal National Mortgage Association Pool AS7698, 2.500%, 15 Year, 08/01/2031	1,908,818
1,925,515		Federal National Mortgage Association Pool AS7796, 3.000%, 30 Year, 08/01/2046	1,911,450
1,493,806		Federal National Mortgage Association Pool AX0833, 3.500%, 30 Year, 09/01/2044	1,537,278
3,386,797		Federal National Mortgage Association Pool AZ9565, 3.500%, 30 Year, 12/01/2045	3,467,366
4,137,731		Federal National Mortgage Association Pool BA3989, 3.500%, 30 Year, 02/01/2046	4,236,164
4,112,085		Federal National Mortgage Association Pool BC0575, 3.500%, 30 Year, 12/01/2045	4,209,907
1,873,662		Federal National Mortgage Association Pool BC5622, 3.500%, 30 Year, 05/01/2046	1,918,235
2,740,193		Federal National Mortgage Association Pool BC5660, 3.500%, 30 Year, 07/01/2046	2,804,524
1,432,318		Federal National Mortgage Association Pool BC6063, 2.500%, 15 Year, 06/01/2031	1,434,947

Principal Amount, Contracts or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$1,946,427		Federal National Mortgage Association Pool BC8059, 3.500%, 30 Year, 05/01/2046	$1,992,731
3,056,180		Federal National Mortgage Association Pool BC9762, 3.000%, 30 Year, 06/01/2046	3,033,856
1,874,538		Federal National Mortgage Association Pool BC9803, 2.500%, 15 Year, 06/01/2031	1,877,979
1,842,778		Federal National Mortgage Association Pool BD1880, 2.500%, 15 Year, 06/01/2031	1,846,161
3,964,234		Federal National Mortgage Association Pool BE2909, 3.500%, 30 Year, 12/01/2046	4,057,301
1,808,054		Federal National Mortgage Association Pool MA2644, 2.500%, 15 Year, 06/01/2031	1,811,373
1,789,041		Federal National Mortgage Association Pool MA2684, 3.000%, 15 Year, 07/01/2031	1,836,609
		TOTAL	66,944,766
		Government National Mortgage Association—0.5%
10,999		Government National Mortgage Association Pool 2796, 7.000%, 08/20/2029	12,815
5,697		Government National Mortgage Association Pool 3040, 7.000%, 02/20/2031	6,692
15,864		Government National Mortgage Association Pool 3188, 6.500%, 01/20/2032	18,332
21,877		Government National Mortgage Association Pool 3239, 6.500%, 05/20/2032	25,444
1,129,245		Government National Mortgage Association Pool MA2445, 3.500%, 30 Year, 12/20/2044	1,171,547
1,379,551		Government National Mortgage Association Pool MA2521, 3.500%, 30 Year, 01/20/2045	1,431,230
		TOTAL	2,666,060
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $102,228,665)	99,778,100
		FOREIGN GOVERNMENTS/AGENCIES—5.0%
		Sovereign—5.0%
150,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 01/26/2022	153,600
150,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, Series 144A, 6.875%, 01/26/2027	151,800
700,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, Series 144A, 7.500%, 04/22/2026	742,700
300,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.000%, 09/30/2020	314,550
400,000		Azerbaijan, Government of, Sr. Unsecd. Note, Series REGS, 4.750%, 03/18/2024	402,592
200,000		Bahrain, Government of, Series REGS, 5.500%, 03/31/2020	210,126
200,000		Bahrain, Government of, Unsecd. Note, Series REGS, 6.000%, 09/19/2044	176,280
200,000	[1,2]	Bolivia, Government of, Sr. Unsecd. Note, Series 144A, 4.500%, 03/20/2028	195,000
200,000		Brazil, Government of, 4.250%, 01/07/2025	197,000
300,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 02/21/2047	291,000
700,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 04/07/2026	760,900
330,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.500%, 11/19/2025	373,817
250,000		Chile, Government of, 3.625%, 10/30/2042	246,075
200,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 04/25/2027	199,200
400,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 07/12/2021	424,000
500,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 01/28/2026	527,500
300,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 06/15/2045	300,900
500,000		Costa Rica, Government of, Series REGS, 4.375%, 04/30/2025	470,000
300,000		Croatia, Government of, Sr. Unsecd. Note, Series REGS, 5.500%, 04/04/2023	323,208
250,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 04/18/2024	261,563
200,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.500%, 01/27/2025	203,250
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series REGS, 7.450%, 04/30/2044	165,750
200,000		Ecuador, Government of, Series REGS, 7.950%, 06/20/2024	188,000
200,000		Egypt, Government of, Note, Series REGS, 5.750%, 04/29/2020	208,000
265,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 01/31/2022	275,600
400,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.500%, 01/31/2047	430,000
100,000	[1,2]	El Salvador, Government o, Sr. Unsecd. Note, Series 144A, 8.625%, 02/28/2029	103,250
150,000	[1,2]	El Salvador, Government of, 6.375%, Series 144A, 01/18/2027	134,250
200,000	[1,2]	Gabon, Government of, Unsecd. Note, Series 144A, 6.950%, 06/16/2025	195,200

Principal Amount, Contracts or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
200,000		Georgia, Government of, Bond, Series REGS, 6.875%, 04/12/2021	$221,000
200,000		Ghana, Government of, Series REGS, 7.875%, 08/07/2023	193,690
200,000		Ghana, Government of, Sr. Unsecd. Note, Series REGS, 9.250%, 09/15/2022	208,000
200,000		Guatemala, Government of, Sr. Unsecd. Note, Series REGS, 5.750%, 06/06/2022	218,966
200,000		Honduras, Government of, Series REGS, 8.750%, 12/16/2020	226,566
150,000	[1,2]	Honduras, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 01/19/2027	151,818
156,000		Hungary, Government of, 4.125%, 02/19/2018	159,120
780,000	[1,2]	Indonesia, Government of, Series 144A, 3.375%, 04/15/2023	779,004
800,000		Indonesia, Government of, Series REGS, 5.375%, 10/17/2023	884,617
250,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.150%, 03/29/2027	251,050
400,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.550%, 03/29/2026	414,500
200,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 4.750%, 01/08/2026	212,969
400,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 5.250%, 01/17/2042	427,819
400,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.350%, 09/10/2024	414,000
400,000		Israel, Government of, Sr. Unsecd. Note, 2.875%, 03/16/2026	391,589
392,000		Ivory Coast, Government of, Sr. Unsecd. Note, Series REGs, 5.750%, 12/31/2032	363,611
200,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 04/28/2028	222,138
250,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/06/2020	270,982
300,000		Kenya, Government of, Series REGS, 6.875%, 06/24/2024	298,536
200,000	[1,2]	Kuwait, Government of, Sr. Unsecd. Note, Series 144A, 3.500%, 03/20/2027	202,250
200,000		Lebanon, Government of, Sr. Unsecd. Note, Series GMTN, 6.250%, 11/04/2024	199,660
500,000		Mexico, Government of, Note, 5.125%, 01/15/2020	540,500
700,000		Mexico, Government of, Series MTN, 4.750%, 03/08/2044	680,750
500,000		Mexico, Government of, Sr. Secd. Note, 4.350%, 01/15/2047	460,000
200,000		Mexico, Government of, Sr. Unsecd. Note, 3.600%, 01/30/2025	199,500
300,000		Mexico, Government of, Sr. Unsecd. Note, 4.150%, 03/28/2027	305,250
200,000		Mexico, Government of, Sr. Unsecd. Note, 4.600%, 01/23/2046	191,500
200,000		Nigeria, Government of, Series REGS, 5.125%, 07/12/2018	203,204
200,000	[1,2]	Nigeria, Government of, Unsecd. Note, Series 144A, 7.875%, 02/16/2032	208,500
200,000		Nigeria, Government of, Unsecd. Note, Series REGS, 7.875%, 02/16/2032	208,500
200,000	[1,2]	Oman, Government of, Sr. Unsecd. Note, Series 144A, 5.375%, 03/08/2027	209,000
500,000	[1,2]	Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.500%, 03/08/2047	527,500
200,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.750%, 12/03/2019	211,822
700,000		Panama, Government of, Sr. Unsecd. Note, 3.750%, 03/16/2025	714,875
200,000	[1,2]	Paraguay, Government of, Series 144A, 6.100%, 08/11/2044	214,500
100,000		Peru, Government of, Bond, 8.750%, 11/21/2033	151,250
225,000		Peru, Government of, Sr. Unsecd. Note, 4.125%, 08/25/2027	241,875
200,000		Peru, Government of, Sr. Unsecd. Note, 5.625%, 11/18/2050	238,250
600,000		Philippines, Government of, Sr. Unsecd. Note, 3.950%, 01/20/2040	616,859
400,000		Romania, Government of, Series REGS, 4.375%, 08/22/2023	422,000
400,000		Russia, Government of, Series REGS, 5.625%, 04/04/2042	439,520
200,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 4.750%, 05/27/2026	208,500
600,000	[1,2]	Serbia, Government of, Series 144A, 7.250%, 09/28/2021	684,000
200,000		South Africa, Government , Sr. Unsecd. Note, 5.000%, 10/12/2046	185,500
400,000		South Africa, Government of, 5.875%, 05/30/2022	436,327
300,000		Sri Lanka, Government of, Series REGS, 6.850%, 11/03/2025	310,297
300,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series REGS, 5.875%, 07/25/2022	307,811
200,000		Turkey, Government of, 3.250%, 03/23/2023	183,400
500,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 04/16/2043	428,735

Principal Amount, Contracts or Shares			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
600,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 03/25/2027	$623,250
300,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.750%, 09/01/2020	299,430
100,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.750%, 09/01/2024	93,500
140,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2020	139,734
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2024	102,850
400,000		Ukraine, Government of, Unsecd. Note, Series REGS, 7.750%, 09/01/2019	407,800
110,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series GDP., 1.000%, 05/31/2040	40,645
300,000		Uruguay, Government of, 4.375%, 10/27/2027	313,200
580,000		Uruguay, Government of, Sr. Unsecd. Note, 5.100%, 06/18/2050	558,250
1,600,000		Venezuela, Government of, 7.000%, 03/31/2038	624,000
250,000		Venezuela, Government of, Sr. Unsecd. Note, Series REGS, 6.000%, 12/09/2020	122,875
200,000		Vietnam, Government of, Sr. Unsecd. Note, Series REGS, 4.800%, 11/19/2024	203,839
300,000	[1,2]	Zambia, Government of, Series 144A, 8.970%, 07/30/2027	313,500
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $28,280,893)	28,909,594
		PURCHASED PUT OPTIONS—0.2%
1,725		SPDR S&P 500 ETF Trust, Strike Price $230.00; Expiration Date 04/28/2017	180,263
4,650		SPDR S&P 500 ETF Trust, Strike Price $225.00; Expiration Date 05/19/2017	502,200
550		SPDR S&P 500 ETF Trust, Strike Price $230.00; Expiration Date 06/16/2017	164,175
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,164,805)	846,638
		U.S. TREASURY—0.3%
1,500,000		United States Treasury Note, 0.875%, 08/15/2017 (IDENTIFIED COST $1,500,098)	1,500,129
		INVESTMENT COMPANY—15.9%
14,022,534	[7]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $91,276,366)	91,707,371
		REPURCHASE AGREEMENT—4.7%
27,321,000		Interest in $1,113,000,000 joint repurchase agreement 0.85%, dated 3/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,113,078,838 on 4/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $1,146,471,203. (IDENTIFIED COST $27,321,000)	27,321,000
		TOTAL INVESTMENTS—97.3% (IDENTIFIED COST $537,341,555)[8]	560,440,095
		OTHER ASSETS AND LIABILITIES - NET—2.7%[9]	15,530,962
		TOTAL NET ASSETS—100%	$575,971,057

At March 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
3S&P 500 Index Long Futures	570	$336,186,000	June 2017	$(1,840,103)
[3]United States Treasury Notes 2-Year Long Futures	100	$21,645,313	June 2017	$18,571
[3]United States Treasury Long Bond Short Futures	3	$452,531	June 2017	$(1,577)
[3]United States Treasury Notes 5-Year Short Futures	65	$7,652,227	June 2017	$(38,006)
[3]United States Treasury Notes 10-Year Short Futures	140	$17,438,750	June 2017	$(57,928)
[3]United States Treasury Ultra Bond Short Futures	65	$10,440,625	June 2017	$(47,771)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,966,814)
The average notional value of long and short futures contracts held by the Fund throughout the period was $354,802,313 and $33,513,529, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At March 31, 2017, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread at 3/31/2017[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Capital, Inc.	CDX Index EM Series 26	Buy	1.00%	12/20/2021	1.98%	$4,500,000	$190,179	$266,304	$(76,125)
Barclays Capital, Inc.	Government of Turkey Bond	Buy	1.00%	6/20/2022	2.43%	$400,000	$25,961	$24,548	$1,413
Barclays Capital, Inc.	Republic of South Africa	Buy	1.00%	6/20/2022	2.21%	$400,000	$22,071	$17,708	$4,363
TOTAL SWAP CONTRACTS							$238,211	$308,560	$(70,349)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $4,950,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At March 31, 2017, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
3SPDR S&P 500 ETF Trust (Put Option)	April 2017	$220.00	1,725	$(58,650)
3SPDR S&P 500 ETF Trust (Put Option)	May 2017	$215.00	4,650	$(216,225)
3SPDR S&P 500 ETF Trust (Put Option)	June 2017	$220.00	550	$(75,900)
(Premiums Received $495,996)				$(350,775)
The average market value of written call and put options held by the Fund throughout the period was $(59,688) and $(556,366), respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Swap Contracts and the value of Written Option Contracts is included in
“Other Assets and Liabilities—Net”.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $31,334,575, which represented 5.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2017, these liquid restricted securities amounted to $31,334,575, which represented 5.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/09/2020	11/26/2013 - 1/30/2014	$389,786	$0

3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
Transactions involving the affiliated holding during the period ended March 31, 2017, were as follows:
Federated High Income Bond Fund II
Balance of Shares Held 12/31/2016	13,177,126
Purchases/Additions	1,163,327
Sales/Reductions	(317,919)
Balance of Shares Held 3/31/2017	14,022,534
Value	$91,707,371
Dividend Income	$6,155,290
8	At March 31, 2017, the cost of investments for federal tax purposes was $537,341,555. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from (a) futures contracts; (b) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (c) outstanding foreign currency commitments; (d) swap contracts; and (e) written options was $23,098,540. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,845,571 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,747,031.
9	Assets, other than investments in securities, less liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$185,689,946	$—	$—	$185,689,946
International	24,014,111	—	—	24,014,111
Debt Securities:
Adjustable Rate Mortgages	—	12,331	—	12,331
Asset-Backed Securities	—	225,342	—	225,342
Collateralized Mortgage Obligations	—	14,611,832	—	14,611,832
Commercial Mortgage-Backed Securities	—	2,581,495	—	2,581,495
Corporate Bonds	—	83,242,206	0	83,242,206
Mortgage-Backed Securities	—	99,778,100	—	99,778,100
Foreign Governments/Agencies	—	28,909,594	—	28,909,594
U.S. Treasury	—	1,500,129	—	1,500,129
Purchased Put Options	846,638	—	—	846,638
Investment Company	91,707,371	—	—	91,707,371
Repurchase Agreement	—	27,321,000	—	27,321,000
TOTAL SECURITIES	$302,258,066	$258,182,029	$0	$560,440,095
Other Financial Instruments[1]
Assets
Futures Contracts	$18,571	$—	$—	$18,571
Swap Contracts	—	238,211	—	238,211
Written Option Contracts	—	—	—	—
Liabilities
Futures Contracts	$(1,985,385)	$—	$—	$(1,985,385)
Swap Contracts	—	—	—	—
Written Option Contracts	(350,775)	—	—	(350,775)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,317,589)	$238,211	$—	$(2,079,378)
1	Other financial instruments include futures contracts, swap contracts and written option contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt
20
Federated High Income Bond Fund II
Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—96.0%
		Aerospace/Defense—1.1%
$425,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$451,562
825,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	837,870
375,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	379,218
650,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	659,750
75,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	75,844
200,000		TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	200,618
		TOTAL	2,604,862
		Automotive—3.0%
475,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	467,281
250,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	253,125
550,000	[1,2]	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	549,653
525,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	569,625
175,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2026	175,438
650,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	679,250
1,200,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,227,000
325,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	325,813
200,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	205,500
375,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	393,750
475,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	516,562
200,000	[1,2]	Schaeffler Verwaltung ZW, Series 144A, 4.50%, 9/15/2023	198,250
900,000	[1,2]	Schaeffler Verwaltung ZW, Series 144A, 4.75%, 9/15/2026	879,750
600,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	639,498
300,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	311,625
		TOTAL	7,392,120
		Banking—0.8%
1,675,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	1,721,063
200,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	204,500
		TOTAL	1,925,563
		Building Materials—1.8%
175,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	187,688
450,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	463,500
75,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	78,188
375,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	389,062
300,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	316,290
450,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	461,470
275,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	299,750
325,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	341,429
800,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	828,000
1,100,000	[1,2]	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	1,080,750
		TOTAL	4,446,127
		Cable Satellite—7.3%
375,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	390,000
225,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	231,750
225,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	249,891
775,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	807,937
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$175,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	$180,031
500,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	526,250
300,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	302,813
400,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	421,000
200,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	199,750
200,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	203,750
425,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	429,781
1,225,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,249,500
650,000		Charter Communications Holdings II, 5.75%, 1/15/2024	677,625
100,000		DISH DBS Corp., 5.00%, 3/15/2023	100,700
1,225,000		DISH DBS Corp., 5.875%, 7/15/2022	1,290,072
450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	474,187
100,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	116,500
300,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	318,750
875,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	722,969
925,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	838,281
625,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	726,562
325,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	391,625
450,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	490,500
125,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	128,282
400,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	430,000
675,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	692,550
575,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	589,375
250,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	256,875
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	991,458
275,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	290,813
375,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	378,750
200,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	203,500
900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	942,750
275,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	276,719
725,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	726,740
300,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	303,750
200,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	199,500
		TOTAL	17,751,286
		Chemicals—2.5%
500,000	[1,2]	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	507,500
675,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	664,031
525,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	555,188
875,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	807,187
725,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	761,250
300,000	[1,2]	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	310,500
200,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	213,500
1,850,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	1,928,625
300,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	317,250
		TOTAL	6,065,031
		Construction Machinery—0.5%
175,000	[1,2]	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	179,375
450,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	455,625
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—continued
$450,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	$470,813
		TOTAL	1,105,813
		Consumer Cyclical Services—0.9%
525,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	509,250
475,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	460,750
650,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	654,063
250,000		ServiceMaster Co., LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	274,375
400,000	[1,2]	ServiceMaster Co., LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	411,000
		TOTAL	2,309,438
		Consumer Products—2.3%
900,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	634,500
1,150,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	1,132,750
725,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	737,687
1,225,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	1,258,687
500,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	527,500
50,000	[1,2]	Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series 144A, 5.25%, 12/15/2026	50,750
550,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	584,375
125,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	132,813
353,000		Springs Industries, Inc., 6.25%, 6/1/2021	364,473
100,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	105,250
		TOTAL	5,528,785
		Diversified Manufacturing—1.0%
825,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	864,187
475,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	402,563
1,225,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,277,062
		TOTAL	2,543,812
		Finance Companies—1.8%
150,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	143,813
1,175,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,101,562
50,000		Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	50,500
100,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	103,750
225,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	227,250
125,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	130,469
1,150,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	1,198,875
1,400,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	1,382,500
		TOTAL	4,338,719
		Food & Beverage—2.5%
350,000	[1,2]	AdvancePierre Foods Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 12/15/2024	354,813
1,075,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	918,050
525,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	551,906
425,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	438,812
375,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	383,437
125,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	128,125
75,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 5.875%, 1/15/2024	78,563
600,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	576,000
300,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	300,750
525,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	581,548
900,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	1,014,750
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—continued
$775,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	$807,937
		TOTAL	6,134,691
		Gaming—3.4%
200,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	214,500
800,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	865,000
675,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	693,562
125,000	[1,2]	Eagle II Acquisition Co. LLC, Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2025	129,219
325,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	336,375
100,000		MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	106,000
600,000		MGM Mirage, Inc., 7.75%, 3/15/2022	693,375
675,000		MGM Resorts International, 6.00%, 3/15/2023	728,156
150,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	146,250
675,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	686,812
350,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	348,250
700,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	711,375
575,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	586,500
1,225,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,249,500
400,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	414,000
425,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	443,063
		TOTAL	8,351,937
		Health Care—10.7%
350,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	364,217
625,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	659,375
1,025,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	996,812
350,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	360,063
350,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	347,375
300,000		CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	307,125
1,500,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,290,000
200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	199,876
750,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	758,906
900,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	920,529
1,675,000		HCA, Inc., 5.00%, 3/15/2024	1,760,844
525,000		HCA, Inc., 5.875%, 2/15/2026	555,655
350,000		HCA, Inc., 5.875%, 5/1/2023	378,875
2,025,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,111,062
725,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	772,125
800,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	770,000
425,000		LifePoint Health, Inc., 5.875%, 12/1/2023	438,813
225,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	233,578
275,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	280,363
200,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	204,500
1,600,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	1,724,200
275,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	289,438
2,325,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	2,173,875
575,000	[1,2]	Sterigenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	590,812
1,350,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	1,383,750
700,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	754,250
1,225,000	[1,2]	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	1,203,562
675,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	691,875
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$775,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	$811,812
550,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	552,750
925,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	911,125
125,000	[1,2]	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	135,313
875,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	1,000,781
		TOTAL	25,933,636
		Independent Energy—5.7%
675,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/1/2025	664,875
250,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	257,710
350,000	[1,2]	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	363,562
244,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	254,980
725,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	754,000
500,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	525,625
700,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	701,750
125,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	125,469
625,000		Continental Resources, Inc., 4.50%, 4/15/2023	612,500
125,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	129,531
250,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	266,250
200,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 11/1/2024	202,180
375,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	395,625
175,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	147,438
75,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	76,219
350,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	341,250
325,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	320,125
225,000		Laredo Petroleum, 5.625%, 1/15/2022	225,562
225,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	229,500
350,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	364,875
725,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	634,375
225,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	230,062
475,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	478,562
150,000		PDC Energy, Inc., 7.75%, 10/15/2022	158,625
175,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	180,250
100,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	106,500
125,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	126,875
125,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	127,188
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	197,078
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	213,500
200,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	211,500
250,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	253,125
300,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	288,750
50,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	49,438
150,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	149,250
675,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	698,625
250,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	237,500
125,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	120,250
300,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	306,000
50,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	50,500
775,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	726,562
75,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	72,938
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$125,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	$128,125
150,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	167,625
975,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	975,000
		TOTAL	13,847,229
		Industrial - Other—1.4%
275,000		Anixter, Inc., 5.50%, 3/1/2023	286,343
900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	902,250
350,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	358,750
250,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	257,813
1,275,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	1,222,601
375,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	374,062
		TOTAL	3,401,819
		Insurance - P&C—0.9%
400,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	402,000
1,725,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,802,625
		TOTAL	2,204,625
		Leisure—0.9%
350,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	354,812
100,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 6.125%, 5/15/2027	101,125
775,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
175,000	[1,2]	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	175,438
350,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	363,125
400,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	418,500
275,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	272,078
625,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	625,000
		TOTAL	2,310,078
		Lodging—0.3%
475,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 4.625%, 4/1/2025	480,938
150,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	153,000
		TOTAL	633,938
		Media Entertainment—6.0%
625,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	627,344
150,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	157,313
275,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	289,094
275,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	289,437
850,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	648,125
200,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	213,500
275,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	280,500
375,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	391,170
750,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	821,250
700,000		Gannett Co., Inc., 6.375%, 10/15/2023	742,875
100,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	102,750
275,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	272,250
400,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	408,000
1,100,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,144,000
250,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	271,405
700,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	735,875
50,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	48,563
650,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	661,375
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	$922,500
625,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	624,219
500,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	525,000
600,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	582,000
675,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	685,125
75,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	72,750
550,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	565,812
1,175,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	1,198,500
1,075,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	1,126,062
150,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	151,500
75,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	76,031
		TOTAL	14,634,325
		Metals & Mining—2.1%
350,000		ArcelorMittal SA, 6.125%, 6/1/2025	390,250
700,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	647,234
1,275,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	1,115,625
175,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	186,375
275,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	299,750
100,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	99,875
300,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	298,125
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	103,500
875,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	916,562
175,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	177,188
450,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	466,875
50,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.25%, 7/15/2041	52,260
375,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	433,594
		TOTAL	5,187,213
		Midstream—5.5%
350,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	360,589
125,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	128,702
350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	349,125
225,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	227,250
525,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	520,931
550,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	550,000
425,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	433,500
500,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	496,250
300,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	331,875
600,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, Series 144A, 5.875%, 3/31/2025	627,750
1,075,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	1,147,562
300,000		Ferrellgas LP/ Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	283,500
500,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	477,500
825,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	783,750
450,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	473,625
250,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	271,437
450,000	[1,2]	Sabine Pass LNG LP, Sec. Fac. Bond, Series 144A, 5.00%, 3/15/2027	470,880
550,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	544,500
275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	272,250
400,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	396,000
925,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	929,625
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$300,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	$300,000
125,000	[1,2]	Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	129,219
275,000	[1,2]	Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	286,000
300,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	314,250
425,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	445,719
475,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	504,094
325,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	353,437
675,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	729,000
275,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	278,438
		TOTAL	13,416,758
		Oil Field Services—0.8%
125,000		Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	125,340
250,000	[1,2]	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 12/15/2023	264,375
450,000	[1,2]	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	466,875
350,000		Weatherford International Ltd., 7.00%, 3/15/2038	340,375
575,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	626,750
50,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	58,125
150,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	145,125
		TOTAL	2,026,965
		Packaging—6.9%
400,000	[1,2]	ARD Finance SA, Series 144A, 7.125%, 9/15/2023	413,000
575,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	597,655
300,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	310,125
750,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	760,313
1,350,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	1,449,562
450,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	478,125
850,000		Berry Plastics Corp., 5.125%, 7/15/2023	874,437
750,000		Berry Plastics Corp., 5.50%, 5/15/2022	781,875
150,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	159,188
675,000	[1,2]	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	681,750
1,125,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	1,231,819
1,375,000	[1,2]	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	1,378,437
1,100,000	[1,2]	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	1,124,750
1,125,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	1,178,437
750,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	764,062
475,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	508,547
775,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	798,258
625,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	670,313
300,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	327,000
525,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	553,875
375,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	391,407
1,250,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,288,275
		TOTAL	16,721,210
		Paper—0.4%
250,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	243,750
625,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	620,313
		TOTAL	864,063
		Pharmaceuticals—3.9%
875,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	770,000
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$600,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	$514,500
700,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	726,705
400,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	402,500
1,825,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	1,911,687
1,225,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,044,312
675,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	624,375
225,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	214,875
300,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	243,000
375,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	330,000
200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	155,000
1,425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	1,102,594
175,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	150,063
100,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 6.50%, 3/15/2022	103,125
275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 7.00%, 3/15/2024	282,906
1,150,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	898,438
		TOTAL	9,474,080
		Refining—0.9%
825,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	835,313
500,000		Northern Tier Energy LLC/Northern Tier Fin Corp., Bond, 7.125%, 11/15/2020	522,500
850,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	888,250
		TOTAL	2,246,063
		Restaurants—0.9%
1,375,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	1,430,000
250,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	255,938
500,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	510,000
		TOTAL	2,195,938
		Retailers—1.4%
1,500,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	1,428,750
350,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	345,625
925,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	920,375
625,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	627,344
		TOTAL	3,322,094
		Supermarkets—0.4%
400,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	389,000
625,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	640,625
		TOTAL	1,029,625
		Technology—10.3%
1,150,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	1,164,375
50,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	51,063
1,025,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,078,812
825,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	868,312
175,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	184,031
800,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	884,809
1,050,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	1,107,750
100,000	[1,2]	First Data Corp., Series 144A, 5.00%, 1/15/2024	102,125
550,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	574,062
1,850,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	1,915,212
600,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	645,000
250,000	[1,2]	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	255,313
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,175,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	$1,241,035
1,400,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	1,438,500
1,300,000		Infor US, Inc., 6.50%, 5/15/2022	1,342,380
1,050,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	1,026,375
675,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	705,375
525,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	560,437
275,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	283,852
250,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	257,500
300,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	346,125
575,000		NCR Corp., 6.375%, 12/15/2023	606,625
475,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	484,500
175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	183,094
375,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	381,572
825,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	845,625
250,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	259,375
150,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	160,125
675,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	749,250
800,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	822,000
450,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	478,125
600,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	616,500
450,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	470,813
225,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	239,625
1,025,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	1,175,859
375,000	[1,2]	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	384,173
150,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	155,438
950,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	1,029,562
		TOTAL	25,074,704
		Transportation Services—1.1%
200,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	195,250
200,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	185,750
875,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	880,468
1,250,000		HDTFS, Inc., 6.25%, 10/15/2022	1,193,750
125,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	109,219
		TOTAL	2,564,437
		Utility - Electric—2.0%
1,450,000		Calpine Corp., 5.75%, 1/15/2025	1,446,201
725,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	771,219
9,072	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	9,117
650,000		NRG Energy, Inc., 6.25%, 5/1/2024	651,219
175,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	179,922
225,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	232,875
104,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	107,380
525,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	526,312
675,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	704,531
200,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	214,500
		TOTAL	4,843,276
		Wireless Communications—4.6%
225,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	239,344
875,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	928,047
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	$733,864
225,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	238,219
50,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	51,940
825,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	884,812
1,725,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	1,783,219
350,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	370,562
875,000		Sprint Corp., 7.125%, 6/15/2024	936,250
1,550,000		Sprint Corp., 7.875%, 9/15/2023	1,720,500
475,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	520,125
975,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	999,375
375,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	401,130
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	294,333
225,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	243,000
550,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	595,375
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	356,688
		TOTAL	11,296,783
		TOTAL CORPORATE BONDS (IDENTIFIED COST $230,189,984)	233,727,043
		REPURCHASE AGREEMENT—3.0%
7,301,000		Interest in $1,113,000,000 joint repurchase agreement 0.85%, dated 3/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,113,078,838 on 4/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,146,471,203. (IDENTIFIED COST $7,301,000)	7,301,000
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $237,490,984)[7]	241,028,043
		OTHER ASSETS AND LIABILITIES - NET—1.0%[8]	2,466,909
		TOTAL NET ASSETS—100%	$243,494,952
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $137,900,889, which represented 56.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2017, these liquid restricted securities amounted to $137,891,772, which represented 56.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$9,072	$9,117
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$737,477	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	At March 31, 2017, the cost of investments for federal tax purposes was $237,490,984. The net unrealized appreciation of investments for federal tax purposes was $3,537,059. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,021,950 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,484,891.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
11

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
12

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$233,727,043	$0	$233,727,043
Repurchase Agreement	—	7,301,000	—	7,301,000
TOTAL SECURITIES	$—	$241,028,043	$0	$241,028,043
13
Federated Kaufmann Fund II
Portfolio of Investments
March 31, 2017 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—92.9%
		Consumer Discretionary—10.2%
1,653	[1]	Amazon.com, Inc.	$1,465,451
1,800	[2]	Cracker Barrel Old Country Store, Inc.	286,650
7,500		Ctrip.com International Ltd., ADR	368,625
20,700	[1]	Dave & Buster's Entertainment, Inc.	1,264,563
15,300		Hilton Worldwide Holdings, Inc.	894,438
14,630		Las Vegas Sands Corp.	834,934
6,060	[1]	Lululemon Athletica, Inc.	314,332
3,400	[1]	Mohawk Industries, Inc.	780,266
11,000		Moncler S.p.A	240,918
1,109,680		NagaCorp Limited	632,760
7,300		Newell Brands, Inc.	344,341
11,300	[1]	One Group Hospitality, Inc./The	21,470
116,000		Samsonite International SA	421,552
11,630		Six Flags Entertainment Corp.	691,869
31,025		Starbucks Corp.	1,811,550
3,080		Vail Resorts, Inc.	591,052
7,336		Whirlpool Corp.	1,256,877
14,600	[1]	Wingstop, Inc.	412,888
21,100	[1,2]	Yoox Net-A-Porter Group	502,415
		TOTAL	13,136,951
		Consumer Staples—1.9%
15,000		AdvancePierre Foods Holdings, Inc.	467,550
34,472	[1]	Becle SA de CV	61,111
22,000	[1]	Blue Buffalo Pet Products, Inc.	506,000
4,200		Constellation Brands, Inc., Class A	680,694
24,600	[1]	elf Beauty, Inc.	708,480
		TOTAL	2,423,835
		Energy—1.5%
22,500		Tenaris S.A., ADR	768,150
24,900		US Silica Holdings, Inc.	1,194,951
		TOTAL	1,963,101
		Financials—6.5%
5,000		Affiliated Managers Group	819,700
17,255		American International Group, Inc.	1,077,230
6,500		BlackRock, Inc.	2,492,815
24,400		CIT Group Holdings, Inc.	1,047,492
66,300		Chimera Investment Corp.	1,337,934
166,330		FinecoBank Banca Fineco SPA	1,132,072
21,270	[1,3]	Hamilton Lane, Inc.	397,111
		TOTAL	8,304,354
		Health Care—29.4%
7,500		Agilent Technologies, Inc.	396,525
9,800	[1]	Alkermes, Inc.	573,300
21,100	[1]	Amphastar Pharmaceuticals, Inc.	305,950
44,994	[1,3]	arGEN-x N.V.	794,392
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
142,420	[1,4]	BioNano Genomics, Inc.	$0
26,900	[1]	Boston Scientific Corp.	669,003
42,500	[1,3]	ContraFect Corp.	76,500
3,400		Cooper Cos., Inc.	679,626
319,656	[1,3]	Corcept Therapeutics, Inc.	3,503,430
24,200		Danaher Corp.	2,069,826
4,900	[1]	Dexcom, Inc.	415,177
220,470	[1,3,4]	Dyax Corp.	244,722
56,654	[1,3]	Dynavax Technologies Corp.	337,091
7,200	[1]	Edwards Lifesciences Corp.	677,304
23,300	[1,2]	Egalet Corp.	118,830
5,500	[1]	GW Pharmaceuticals PLC, ADR	665,170
16,400	[1]	Galapagos NV	1,421,992
21,100	[1,2]	Galapagos NV, ADR	1,818,609
12,600	[1]	Genmab A/S	2,428,604
18,800	[1]	Glaukos Corp.	964,440
4,200	[1]	IDEXX Laboratories, Inc.	649,362
5,000	[1]	Insulet Corp.	215,450
25,093	[1]	Intersect ENT, Inc.	430,345
123,328	[1,2,3]	Minerva Neurosciences, Inc.	998,957
24,000	[1]	Nektar Therapeutics	563,280
6,400	[1]	Nevro Corp.	599,680
36,700	[1,3]	Otonomy, Inc.	449,575
11,276	[1]	Penumbra, Inc.	940,982
22,220	[1,2]	Poxel SA	132,750
275,600	[1,3]	Progenics Pharmaceuticals, Inc.	2,601,664
38,203	[1,2]	Protalix Biotherapeutics, Inc.	51,956
2,500	[1]	Puma Biotechnology, Inc.	93,000
18,300	[1]	Repligen Corp.	644,160
20,800	[1]	SAGE Therapeutics, Inc.	1,478,256
66,360	[1,2,3]	SCYNEXIS, Inc.	183,154
17,600	[1]	Seres Therapeutics, Inc.	198,352
29,200	[1]	Spark Therapeutics, Inc.	1,557,528
30,872	[1,3]	SteadyMed Ltd.	186,921
28,534	[1,3,5]	SteadyMed Ltd.	165,497
2,945	[1,3,5,6]	SteadyMed Ltd.	9,218
4,800		Stryker Corp.	631,920
9,985	[1]	Tesaro, Inc.	1,536,392
8,500	[1]	Ultragenyx Pharmaceutical, Inc.	576,130
75,000	[1]	Veeva Systems, Inc.	3,846,000
27,150	[1]	Versartis, Inc.	579,652
23,800	[1,3]	Zogenix, Inc.	258,230
		TOTAL	37,738,902
		Industrials—11.0%
3,100		Acuity Brands, Inc.	632,400
48,500		Air Lease Corp.	1,879,375
12,400	[1]	Dycom Industries, Inc.	1,152,580
6,850		Equifax, Inc.	936,669
6,595		Heico Corp.	575,084
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
17,200		KAR Auction Services, Inc.	$751,124
35,800	[1]	MRC Global, Inc.	656,214
6,800		OshKosh Truck Corp.	466,412
9,120		REV Group, Inc.	251,438
4,400		Raytheon Co.	671,000
17,800	[1]	Rexnord Corp.	410,824
8,600		Roper Technologies, Inc.	1,775,814
14,100		Union Pacific Corp.	1,493,472
8,500	[1]	Verisk Analytics, Inc.	689,690
5,000		Watsco, Inc.	715,900
77,100	[1,2]	ZTO Express (Cayman), Inc., ADR	1,009,239
		TOTAL	14,067,235
		Information Technology—25.8%
7,100		Activision Blizzard, Inc.	354,006
3,100	[1]	Adobe Systems, Inc.	403,403
94,100	[1]	Advanced Micro Devices, Inc.	1,369,155
11,610	[1]	Alibaba Group Holding Ltd., ADR	1,251,906
15,400		Amadeus IT Group S.A.	780,801
9,500		Broadcom Ltd.	2,080,120
12,100	[1]	BroadSoft, Inc.	486,420
3,600	[1]	Check Point Software Technologies Ltd.	369,576
3,200		Cognex Corp.	268,640
7,800	[1]	CoStar Group, Inc.	1,616,316
9,900	[1,2]	Coupa Software, Inc.	251,460
80,000	[1]	GDS Holdings Ltd., ADR	661,600
24,091	[1]	GoDaddy, Inc.	913,049
18,200	[1]	GrubHub, Inc.	598,598
39,000		Marvell Technology Group Ltd.	595,140
34,300	[1]	Microsemi Corp.	1,767,479
34,500	[1]	Mobileye NV	2,118,300
23,800		NIC, Inc.	480,760
14,800	[1]	NXP Semiconductors NV	1,531,800
14,679	[1]	Q2 Holdings, Inc.	511,563
35,550	[1]	RADWARE Ltd.	574,488
6,610	[1]	RealPage, Inc.	230,689
4,700	[1]	Red Hat, Inc.	406,550
16,914		STMicroelectronics N.V., ADR	261,491
15,600	[1]	Salesforce.com, Inc.	1,286,844
31,800	[1]	ServiceNow, Inc.	2,781,546
6,700	[1]	Shopify, Inc.	456,203
40,900	[1]	Splunk, Inc.	2,547,661
12,200	[1]	Tyler Technologies, Inc.	1,885,632
19,000	[1]	Vantiv, Inc.	1,218,280
30,500	[1]	Workday, Inc.	2,540,040
17,090	[1,2]	Zillow Group, Inc.	575,420
		TOTAL	33,174,936
		Materials—4.2%
8,200		Eagle Materials, Inc.	796,548
10,500	[1]	Ingevity Corp.	638,925
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
6,100		Martin Marietta Materials	$1,331,325
5,800		Sherwin-Williams Co.	1,799,102
12,900		Westlake Chemical Corp.	852,045
		TOTAL	5,417,945
		Real Estate—2.4%
7,300	[1]	CBRE Group, Inc.	253,967
12,100		Crown Castle International Corp.	1,142,845
5,860		Lamar Advertising Co.	437,976
11,000		MGM Growth Properties LLC	297,550
14,735		Ryman Hospitality Properties	911,065
		TOTAL	3,043,403
		TOTAL COMMON STOCKS (IDENTIFIED COST $79,537,040)	119,270,662
		CORPORATE BOND—0.1%
		Health Care—0.1%
$50,000		Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021 (IDENTIFIED COST $65,455)	82,470
		WARRANTS—0.1%
		Health Care—0.1%
42,500	[1,3]	ContraFect Corp., Warrants	40,668
21,060	[1,3]	SCYNEXIS, Inc., Warrants	31,645
28,534	[1,3]	SteadyMed Ltd., Warrants	120,439
128,250	[1,3]	Zogenix, Inc., Warrants	13,159
		TOTAL WARRANTS (IDENTIFIED COST $3,992)	205,911
		REPURCHASE AGREEMENT—9.8%
8,961,000		Interest in $1,113,000,000 joint repurchase agreement 0.85%, dated 3/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,113,078,838 on 4/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,146,471,203. (AT COST)	8,961,000
3,556,208		Interest in $1,113,000,000 joint repurchase agreement 0.85%, dated 3/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,113,078,838 on 4/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,146,471,203 (purchased with proceeds from securities lending collateral).	3,556,208
		TOTAL REPURCHASE AGREEMENTS (AT COST)	12,517,208
		TOTAL INVESTMENTS—102.9% (IDENTIFIED COST $92,123,695)[7]	132,076,251
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[8]	(3,718,754)
		TOTAL NET ASSETS—100%	$128,357,497
At March 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 E-Mini Index Short Futures	8	$943,680	June 2017	$734
The average notional value of short futures contracts held by the Fund throughout the period was $867,365. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4

As of March 31, 2017, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$3,433,176	$3,556,208
3	Affiliated companies.

Transactions involving affiliated companies during the period ended March 31, 2017, were as follows:
	Balance of Shares Held 12/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2017	Value	Dividend Income
arGEN-x	34,394	21,200	(10,600)	44,994	$794,392	$—
ContraFect Corp.	42,500	—	—	42,500	$76,500	$—
ContraFect Corp., Warrants	42,500	—	—	42,500	$40,668	$—
Corcept Therapeutics, Inc.	303,000	16,656	—	319,656	$3,503,430	$—
Dyax Corp.	220,470	—	—	220,470	$244,722	$—
Dynavax Technologies Corp.	56,654	—	—	56,654	$337,091	$—
*Egalet Corp.	48,600	—	(25,300)	23,300	$118,830	$—
Hamilton Lane, Inc.	—	21,270	—	21,270	$397,111	$—
Minerva Neurosciences, Inc.	122,882	446	—	123,328	$998,957	$—
Otonomy, Inc.	60,800	—	(24,100)	36,700	$449,575	$—
Progenics Pharmaceuticals, Inc.	275,600	—	—	275,600	$2,601,664	$—
*Protalix Biotherapeutics, Inc.	38,203	—	—	38,203	$51,956	$—
*Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021	50,000	—	—	50,000	$82,470	$—
SCYNEXIS, Inc.	66,360	—	—	66,360	$183,154	$—
SCYNEXIS, Inc., Warrants	21,060	—	—	21,060	$31,645	$—
SteadyMed Ltd.	27,200	3,672	—	30,872	$186,921	$—
SteadyMed Ltd.	28,534	—	—	28,534	$165,497	$—
SteadyMed Ltd.	2,945	—	—	2,945	$9,218	$—
SteadyMed Ltd., Warrants	28,534	—	—	28,534	$120,439	$—
Zogenix, Inc.	31,400	—	(7,600)	23,800	$258,230	$—
Zogenix, Inc., Warrants	128,250	—	—	128,250	$13,159	$—
TOTAL OF AFFILIATED TRANSACTIONS	1,629,886	63,244	(67,600)	1,625,530	$10,665,629	$—
*	At March 31, 2017, the Fund no longer has ownership of at least 5% of the voting shares.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $174,715, which represented 0.1% of total net assets.
6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2017, these liquid restricted securities amounted to $9,218, which represented 0.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
SteadyMed Ltd.	7/29/2016	$89,311	$165,497
7	At March 31, 2017, the cost of investments for federal tax purposes was $92,124,740. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $39,951,511. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42,135,656 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,184,145.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
5

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
6

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$95,011,220	$—	$244,722	$95,255,942
International	15,526,464	8,488,256	—	24,014,720
Warrants	—	205,911	—	205,911
Debt Securities:
Corporate Bonds	—	82,470	—	82,470
Repurchase Agreements	—	12,517,208	—	12,517,208
TOTAL SECURITIES	$110,537,684	$21,293,845	$244,722	$132,076,251
Other Financial Instruments[1]
Assets	$734	$—	$—	$734
Liabilities	—	—	—	—
OTHER FINANCIAL INSTRUMENTS	$734	$—	$—	$734
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
SA	—Support Agreement
7
Federated Government Money Fund II
Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—56.0%
$1,000,000	[1]	Federal Farm Credit System Discount Notes, 0.560% - 0.690%, 4/19/2017 - 10/4/2017	$998,777
4,200,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.789% - 1.035%, 4/1/2017 - 4/22/2017	4,201,815
1,101,000		Federal Farm Credit System Notes, 0.710% - 1.410%, 9/6/2017 - 10/20/2017	1,102,065
13,500,000	[1]	Federal Home Loan Bank System Discount Notes, 0.529% - 0.728%, 4/3/2017 - 6/2/2017	13,496,850
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.615% - 1.097%, 4/1/2017 - 6/23/2017	20,000,227
2,585,000		Federal Home Loan Bank System Notes, 0.570% - 3.125%, 5/9/2017 - 12/8/2017	2,592,063
3,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.500%, 4/4/2017 - 5/16/2017	2,998,993
4,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.788% - 1.126%, 4/25/2017 - 6/8/2017	4,499,971
4,425,000		Federal Home Loan Mortgage Corp. Notes, 0.720% - 1.050%, 5/26/2017 - 2/26/2018	4,427,246
700,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.985%, 4/11/2017	700,000
2,580,000		Federal National Mortgage Association Notes, 0.875% - 1.125%, 4/27/2017 - 12/20/2017	2,580,327
		TOTAL GOVERNMENT AGENCIES	57,598,334
		U.S. TREASURIES—6.3%
1,200,000		United States Treasury Notes, 0.625%, 8/31/2017	1,199,748
500,000		United States Treasury Notes, 0.875%, 7/15/2017	500,243
250,000		United States Treasury Notes, 0.875%, 1/31/2018	250,016
1,000,000		United States Treasury Notes, 1.000% - 2.750%, 12/31/2017	1,006,971
500,000		United States Treasury Notes, 1.875%, 10/31/2017	503,067
2,000,000		United States Treasury Notes, 2.250%, 11/30/2017	2,018,341
1,000,000		United States Treasury Notes, 4.750%, 8/15/2017	1,015,265
		TOTAL U.S. TREASURIES	6,493,651
		REPURCHASE AGREEMENTS—38.0%
20,000,000		Interest in $250,000,000 joint repurchase agreement 0.82%, dated 3/31/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,017,083 on 4/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2046 and the market value of those underlying securities was $255,674,251.	20,000,000
1,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.63%, dated 1/13/2017 under which BNP Paribas SA will repurchase securities provided as collateral for $450,937,125 on 5/12/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2048 and the market value of those underlying securities was $460,384,603.	1,000,000
1,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.60%, dated 1/25/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,741,667 on 4/25/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2047 and the market value of those underlying securities was $511,181,035.	1,000,000
17,000,000		Interest in $550,000,000 joint repurchase agreement 0.82%, dated 3/31/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,037,583 on 4/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2046 and the market value of those underlying securities was $561,910,594.	17,000,000
		TOTAL REPURCHASE AGREEMENTS	39,000,000
		TOTAL INVESTMENTS—100.3% (AT AMORTIZED COST)[4]	103,091,985
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(333,952)
		TOTAL NET ASSETS—100%	$102,758,033
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
1

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Fund's Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2
Federated Quality Bond Fund II
Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—96.6%
		Basic Industry - Chemicals—1.4%
$570,000		Albemarle Corp., 4.15%, 12/1/2024	$593,470
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	658,144
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	860,768
790,000		RPM International, Inc., 6.50%, 2/15/2018	822,230
114,000		Rohm & Haas Co., 6.00%, 9/15/2017	116,258
		TOTAL	3,050,870
		Basic Industry - Metals & Mining—2.2%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	233,769
650,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	680,658
520,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	547,950
470,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	483,315
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,253,713
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	324,085
1,080,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,193,207
		TOTAL	4,716,697
		Basic Industry - Paper—0.2%
75,000		Westvaco Corp., 7.65%, 3/15/2027	79,340
300,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	314,032
		TOTAL	393,372
		Capital Goods - Aerospace & Defense—2.0%
270,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	273,089
280,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	287,819
1,619,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,748,520
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	272,057
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	264,406
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	325,402
910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.774%, 2/15/2067	689,325
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	310,087
		TOTAL	4,170,705
		Capital Goods - Building Materials—0.5%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	701,555
275,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	288,403
		TOTAL	989,958
		Capital Goods - Construction Machinery—0.3%
510,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	554,036
		Capital Goods - Diversified Manufacturing—3.2%
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	466,685
600,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	664,628
800,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	799,741
300,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	295,239
650,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.25%, 3/1/2027	648,723
1,190,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,264,006
625,000		Roper Technologies, Inc., 2.05%, 10/1/2018	627,165
600,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	611,712
210,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	211,315
195,000		Valmont Industries, Inc., 5.25%, 10/1/2054	176,168
1

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$341,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$379,011
400,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	389,722
190,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	187,980
		TOTAL	6,722,095
		Communications - Cable & Satellite—2.3%
940,000		CCO Safari II LLC, 3.579%, 7/23/2020	968,109
567,000		CCO Safari II LLC, 4.464%, 7/23/2022	597,792
600,000		Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	575,693
480,000		Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	478,577
415,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	402,264
1,290,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,408,432
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	500,364
		TOTAL	4,931,231
		Communications - Media & Entertainment—2.5%
300,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	303,484
750,000		CBS Corp., 3.70%, 8/15/2024	760,679
500,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	541,035
150,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	156,275
420,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	384,812
79,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	79,278
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	616,144
500,000		S&P Global, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	511,141
550,000		Viacom, Inc., Sr. Unsecd. Note, 2.25%, 2/4/2022	529,367
150,000		Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	142,639
400,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	401,468
900,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	906,237
		TOTAL	5,332,559
		Communications - Telecom Wireless—0.8%
500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	540,640
510,000		Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	519,187
360,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	350,300
300,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	281,681
		TOTAL	1,691,808
		Communications - Telecom Wirelines—2.5%
700,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	700,403
450,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	436,192
1,090,000		AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	1,176,931
500,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	536,250
450,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	494,366
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	310,199
350,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	303,118
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	623,346
735,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	807,788
		TOTAL	5,388,593
		Consumer Cyclical - Automotive—4.2%
500,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 3/13/2018	500,295
600,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 2/14/2020	602,113
700,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.30%, 1/6/2020	701,789
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	500,663
650,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.021%, 5/3/2019	647,157
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$600,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	$604,328
1,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	1,012,145
670,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	672,143
550,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	551,416
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/6/2021	502,335
900,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	909,760
750,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	750,931
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,015,281
		TOTAL	8,970,356
		Consumer Cyclical - Leisure—0.5%
1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,061,310
		Consumer Cyclical - Lodging—0.2%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	489,375
		Consumer Cyclical - Retailers—1.5%
610,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	604,182
300,000		CVS Health Corp., Sr. Unsecd. Note, 1.90%, 7/20/2018	300,664
600,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	610,445
595,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	614,056
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	464,499
110,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	109,919
450,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 1.125%, 4/11/2018	449,261
		TOTAL	3,153,026
		Consumer Cyclical - Services—1.3%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	313,664
350,000		Expedia, Inc., 4.50%, 8/15/2024	366,898
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	383,437
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	434,097
1,000,000		Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	1,009,336
280,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	281,250
		TOTAL	2,788,682
		Consumer Non-Cyclical - Food/Beverage—6.7%
750,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	751,367
1,250,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	1,260,402
1,100,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,114,246
210,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	198,391
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	950,578
750,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	730,584
340,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	325,659
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	371,118
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	503,357
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	694,577
270,000	[1,2]	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	272,003
2,050,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	2,016,956
475,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.80%, 7/2/2020	481,713
300,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	282,449
600,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	612,036
540,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	528,342
520,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	500,832
500,000		PepsiCo, Inc., 2.25%, 1/7/2019	505,912
750,000		PepsiCo, Inc., 2.75%, 3/5/2022	762,623
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$600,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.125%, 11/1/2020	$622,837
240,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	239,962
60,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	60,781
500,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	534,078
		TOTAL	14,320,803
		Consumer Non-Cyclical - Health Care—2.1%
420,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	425,155
940,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	977,243
890,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	896,347
740,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	762,904
220,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	212,281
370,000		Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	373,060
340,000		Stryker Corp., Sr. Unsecd. Note, 2.00%, 3/8/2019	341,040
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	238,489
250,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	251,915
		TOTAL	4,478,434
		Consumer Non-Cyclical - Pharmaceuticals—2.8%
300,000		Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	301,601
800,000		Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	800,514
475,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	478,529
300,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	300,553
200,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	202,101
180,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	183,341
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	507,987
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	348,085
200,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	210,084
330,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	332,623
220,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	221,951
330,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	323,504
640,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.20%, 9/23/2026	612,344
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	577,853
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	553,961
		TOTAL	5,955,031
		Consumer Non-Cyclical - Products—0.3%
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	255,980
300,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	312,534
		TOTAL	568,514
		Consumer Non-Cyclical - Supermarkets—0.4%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	797,266
		Consumer Non-Cyclical - Tobacco—0.3%
290,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	296,961
360,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	431,674
		TOTAL	728,635
		Energy - Independent—0.6%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	585,901
232,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	233,421
475,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	467,758
		TOTAL	1,287,080
		Energy - Integrated—2.2%
500,000		BP Capital Markets PLC, 1.375%, 5/10/2018	498,716
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 2.315%, 2/13/2020	$504,328
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	525,369
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	657,619
585,000		Husky Energy, Inc., 4.00%, 4/15/2024	594,761
800,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	849,000
175,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	177,013
525,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	514,420
325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	316,353
		TOTAL	4,637,579
		Energy - Midstream—2.7%
350,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	356,886
200,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	209,868
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	587,828
460,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	471,447
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	204,317
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	301,441
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,731,427
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	393,526
540,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	523,364
610,000		Williams Partners LP, 5.25%, 3/15/2020	656,699
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	397,635
		TOTAL	5,834,438
		Energy - Oil Field Services—0.3%
52,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	51,480
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	306,873
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	312,959
		TOTAL	671,312
		Energy - Refining—0.5%
215,000		Valero Energy Corp., 7.50%, 4/15/2032	273,900
635,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	753,665
		TOTAL	1,027,565
		Financial Institution - Banking—20.8%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	606,565
450,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	457,341
500,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	503,513
245,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	246,588
1,000,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,012,001
450,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 4/19/2026	444,771
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	476,951
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	2,173,368
700,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	698,094
600,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	599,898
700,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	706,810
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	555,941
700,000		Capital One Bank, Sr. Unsecd. Note, 2.40%, 9/5/2019	702,530
620,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	621,332
340,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	342,094
500,000		Citigroup, Inc., 4.125%, 7/25/2028	492,715
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,094,052
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	467,810
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	$501,345
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	160,681
1,160,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,193,500
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	524,791
300,000		Comerica, Inc., 3.80%, 7/22/2026	300,995
400,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	402,634
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	491,611
445,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	451,061
630,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	618,075
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	1,000,703
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.00%, 4/26/2022	500,978
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	980,970
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	510,514
500,000		HSBC Bank USA, N.A., Sub. Note, 4.875%, 8/24/2020	535,697
1,840,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,839,073
880,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	857,868
250,000		Huntington National Bank, Sr. Unsecd. Note, 1.70%, 2/26/2018	250,163
500,000		Huntington National Bank, Sr. Unsecd. Note, 2.375%, 3/10/2020	502,043
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	252,533
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	505,246
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,078,279
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,002,865
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,015,122
260,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	251,746
410,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	411,761
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	252,643
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.694%, 12/1/2021	2,404,547
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,077,589
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	546,202
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 6.625%, 4/1/2018	2,103,992
250,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	268,893
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	1,034,046
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	905,780
700,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	710,912
200,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	194,552
530,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	535,725
250,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	251,082
500,000		Wells Fargo & Co., Series MTN, 3.50%, 3/8/2022	518,234
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	594,285
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,004,951
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,258,580
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,019,212
		TOTAL	44,023,853
		Financial Institution - Broker/Asset Mgr/Exchange—2.1%
170,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	187,236
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	378,374
96,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	98,344
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	374,515
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	226,475
590,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	634,730
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$400,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	$435,200
193,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	217,396
240,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	274,515
390,000		Stifel Financial Corp., 4.25%, 7/18/2024	395,436
190,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	193,846
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	513,170
450,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	457,641
		TOTAL	4,386,878
		Financial Institution - Finance Companies—4.2%
150,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.50%, 5/26/2022	151,300
710,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	729,867
1,560,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,561,666
463,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	526,162
487,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	497,161
1,966,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	1,974,607
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,470,647
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,008,257
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,045,034
		TOTAL	8,964,701
		Financial Institution - Insurance - Health—0.3%
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	255,097
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	423,359
		TOTAL	678,456
		Financial Institution - Insurance - Life—1.9%
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	821,656
500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	570,601
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	306,385
172,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	279,724
800,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	867,090
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	459,024
235,000	[1,2]	Principal Life Global Funding II, Series 144A, 2.20%, 4/8/2020	234,727
400,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	423,509
		TOTAL	3,962,716
		Financial Institution - Insurance - P&C—1.4%
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	200,241
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	754,803
250,000		Chubb INA Holdings, Inc., 2.30%, 11/3/2020	250,990
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	306,491
500,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	508,772
600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	967,020
		TOTAL	2,988,317
		Financial Institution - REIT - Apartment—0.7%
400,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	407,652
550,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	549,489
300,000		UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	319,803
200,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 9/1/2026	187,089
		TOTAL	1,464,033
		Financial Institution - REIT - Healthcare—0.9%
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,062,453
500,000		Healthcare Trust of America, 3.70%, 4/15/2023	501,884
7

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—continued
$310,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	$310,317
		TOTAL	1,874,654
		Financial Institution - REIT - Office—0.6%
500,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	501,819
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	478,563
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	216,544
		TOTAL	1,196,926
		Financial Institution - REIT - Other—0.7%
695,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	697,748
300,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	319,241
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	466,360
		TOTAL	1,483,349
		Financial Institution - REIT - Retail—1.1%
450,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	463,362
396,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	400,762
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	101,040
921,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	989,150
300,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	328,971
		TOTAL	2,283,285
		Municipal Services—1.4%
882,130	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	969,020
1,755,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,921,620
		TOTAL	2,890,640
		Sovereign—0.5%
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	341,795
510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	662,744
		TOTAL	1,004,539
		Technology—6.7%
500,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	505,579
400,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	398,836
250,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	245,993
400,000		Apple, Inc., Sr. Unsecd. Note, 3.20%, 5/13/2025	404,495
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	129,534
600,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	611,957
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	351,193
800,000		BMC Software, Inc., 7.25%, 6/1/2018	829,000
230,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.625%, 1/15/2024	231,984
580,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 1/15/2027	584,812
400,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	418,651
400,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	437,652
345,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	340,015
915,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	929,493
305,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	313,845
130,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	136,725
300,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	303,668
670,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	661,204
250,000		Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	254,108
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	523,237
460,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	470,928
1,500,000		Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	1,463,322
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$750,000		Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	$710,013
300,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	302,193
190,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	189,066
250,000		Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	255,249
750,000		Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	770,677
285,000		SAIC, Inc., Company Guarantee, Series 1, 5.95%, 12/1/2040	281,982
350,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	362,248
195,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	203,479
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	700,165
		TOTAL	14,321,303
		Transportation - Airlines—0.1%
102,565		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	109,104
		Transportation - Railroads—0.9%
44,740		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	48,504
1,100,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,145,355
850,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	832,353
		TOTAL	2,026,212
		Transportation - Services—1.2%
280,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	309,704
720,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	721,656
500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	507,835
125,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	122,532
425,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	428,667
280,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	280,648
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	154,427
		TOTAL	2,525,469
		Utility - Electric—5.0%
310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	321,286
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	424,091
880,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	885,468
500,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	513,526
1,042,522		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	347,942
210,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	206,472
250,000		Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	241,713
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	985,000
180,000		Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	179,139
270,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 2.10%, 10/4/2021	261,864
240,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	225,631
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	250,952
217,035	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	218,204
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	140,435
900,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	907,555
366,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	371,289
500,000		Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	499,766
590,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	621,518
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	444,978
250,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	242,379
530,000		Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	527,357
250,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	238,942
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	245,661
9

Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	$825,951
450,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	459,143
		TOTAL	10,586,262
		Utility - Natural Gas—1.4%
1,000,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,038,246
1,100,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,090,695
600,000		Sempra Energy, Sr. Unsecd. Note, 1.625%, 10/7/2019	594,321
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	302,290
		TOTAL	3,025,552
		Utility - Natural Gas Distributor—0.2%
450,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	432,195
		TOTAL CORPORATE BONDS (IDENTIFIED COST $201,264,585)	204,939,774
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
1,031		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	1,231
		Federal National Mortgage Association—0.0%
52		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	55
		Government National Mortgage Association—0.1%
2,959		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	3,337
3,505		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	4,015
4,727		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	5,471
7,077		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	8,119
10,295		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	11,804
542		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	581
7,333		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	8,543
1,864		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	2,153
4,558		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	5,354
15,864		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	18,331
13,062		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	15,193
25,414		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	29,469
1,317		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	1,504
5,326		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	6,413
		TOTAL	120,287
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $105,031)	121,573
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
410,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $410,000)	351,501
		FOREIGN GOVERNMENTS/AGENCIES—0.6%
		Sovereign—0.6%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	238,500
900,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	968,535
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,123,845)	1,207,035
		COLLATERALIZED MORTGAGE OBLIGATION—0.1%
		Commercial Mortgage—0.1%
222,397		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.4743%, 8/15/2039 (IDENTIFIED COST $220,665)	222,244
10

Principal Amount		Value
	REPURCHASE AGREEMENT—2.6%
$5,514,000	Interest in $1,113,000,000 joint repurchase agreement 0.85%, dated 3/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,113,078,838 on 4/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,146,471,203. (IDENTIFIED COST $5,514,000)	$5,514,000
	TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $208,638,126)[3]	212,356,127
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(261,299)
	TOTAL NET ASSETS—100%	$212,094,828
At March 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 10-Year Long Futures	150	$18,684,375	June 2017	$92,976
5U.S. Treasury Long Bond Short Futures	62	$9,352,313	June 2017	$(32,593)
5U.S. Treasury Ultra Bond Short Futures	38	$6,103,750	June 2017	$(27,924)
5U.S. Treasury Note 2-Year Short Futures	30	$6,493,594	June 2017	$(5,503)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$26,956
The average notional value of long and short futures contracts held by the Fund throughout the period was $20,101,313 and $21,971,344, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $37,431,058, which represented 17.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2017, these liquid restricted securities amounted to $36,369,748, which represented 17.1% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,061,310
3	At March 31, 2017, the cost of investments for federal tax purposes was $208,638,126. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $3,718,001. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,743,135 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,025,134.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
11

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
12

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$204,939,774	$—	$204,939,774
Mortgage-Backed Securities	—	121,573	—	121,573
Municipal Bond	—	351,501	—	351,501
Foreign Governments/Agencies	—	1,207,035	—	1,207,035
Collateralized Mortgage Obligations	—	222,244	—	222,244
Repurchase Agreement	—	5,514,000	—	5,514,000
TOTAL SECURITIES	$—	$212,356,127	$—	$212,356,127
Other Financial Instruments*
Assets	$92,976	$—	$—	$92,976
Liabilities	(66,020)	—	—	(66,020)
TOTAL OTHER FINANCIAL INSTRUMENTS	$26,956	$—	$—	$26,956
*	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Note
GMTN	—Global Medium Term Note
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
13
Federated Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount			Value
		U.S. TREASURIES—27.4%
		U.S. Treasury Bonds—5.0%
$500,000		2.250%, 8/15/2046	$423,134
750,000		2.500%, 2/15/2045	673,818
1,000,000		2.750%, 8/15/2042	953,438
1,200,000		2.875%, 8/15/2045	1,163,644
1,750,000		3.000%, 11/15/2044 - 11/15/2045	1,741,391
1,950,000		4.750%, 2/15/2037	2,545,908
		TOTAL	7,501,333
		U.S. Treasury Notes—22.4%
3,000,000		1.125%, 6/30/2021 - 7/31/2021	2,910,945
7,000,000		1.375%, 2/29/2020 - 9/30/2020	6,951,862
2,000,000		1.500%, 8/15/2026	1,850,828
2,750,000		1.625%, 7/31/2020 - 10/31/2023	2,716,444
3,500,000		1.750%, 11/30/2021	3,477,359
2,500,000		1.875%, 1/31/2022 - 2/28/2022	2,494,777
9,000,000		2.000%, 8/31/2021 - 11/15/2026	8,834,066
1,000,000		2.250%, 2/15/2027	987,422
3,000,000		3.125%, 5/15/2021	3,155,860
		TOTAL	33,379,563
		TOTAL U.S. TREASURIES (IDENTIFIED COST $40,927,978)	40,880,896
		ASSET-BACKED SECURITIES—3.8%
		Auto Receivables—2.6%
1,223,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,237,426
2,030,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,045,362
554,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	562,711
		TOTAL	3,845,499
		Other—1.2%
492,588	[1,2]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	493,566
811,619	[1,2]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	811,593
553,492	[1,2]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	554,524
		TOTAL	1,859,683
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,663,369)	5,705,182
		GOVERNMENT AGENCIES—5.6%
		Federal Farm Credit System—0.8%
1,000,000		5.750%, 12/7/2028	1,283,270
		Federal Home Loan Bank System—1.0%
1,100,000		7.125%, 2/15/2030	1,570,198
		Federal Home Loan Mortgage Corporation—0.1%
72,000		6.750%, 9/15/2029	100,643
		Federal National Mortgage Association—1.0%
1,500,000		2.125%, 4/24/2026	1,435,018
		Tennessee Valley Authority Bonds—2.7%
1,700,000		2.875%, 2/1/2027	1,709,929
1

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Tennessee Valley Authority Bonds—continued
$2,000,000		4.650%, 6/15/2035	$2,325,537
		TOTAL	4,035,466
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,326,364)	8,424,595
		MORTGAGE-BACKED SECURITIES—38.2%
		Government Agency—0.9%
1,336,167	[1,2]	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	1,320,806
		Federal Home Loan Mortgage Corporation—16.2%
5,783,162		3.000%, 8/1/2043 - 1/1/2047	5,745,638
4,173,380		3.500%, 4/1/2042 - 9/1/2043	4,294,918
3,726,552		4.000%, 12/1/2041 - 1/1/2042	3,930,639
3,971,989		4.500%, 6/1/2019 - 4/1/2041	4,268,778
1,739,881		5.000%, 7/1/2019 - 6/1/2040	1,890,666
2,456,859		5.500%, 12/1/2020 - 3/1/2040	2,741,063
714,630		6.000%, 1/1/2032 - 7/1/2037	810,163
158,607		6.500%, 6/1/2022 - 5/1/2031	179,925
264,940		7.000%, 12/1/2029 - 4/1/2032	310,050
42,849		7.500%, 12/1/2030 - 1/1/2031	50,570
6,975		8.500%, 5/1/2030	8,422
2,839		9.000%, 2/1/2025 - 5/1/2025	3,296
		TOTAL	24,234,128
		Federal National Mortgage Association—12.5%
5,491,711		3.500%, 8/1/2042 - 9/1/2042	5,660,378
4,125,975		4.000%, 2/1/2041 - 4/1/2042	4,354,693
4,606,332		4.500%, 12/1/2019 - 2/1/2042	4,949,944
1,032,482		5.000%, 7/1/2034 - 7/1/2040	1,131,162
736,316		5.500%, 11/1/2021 - 4/1/2036	819,440
1,167,919		6.000%, 8/1/2021 - 3/1/2038	1,312,498
116,091		6.500%, 6/1/2029 - 11/1/2035	133,133
238,662		7.000%, 2/1/2024 - 4/1/2032	279,665
10,598		7.500%, 8/1/2028 - 2/1/2030	12,450
11,249		8.000%, 7/1/2030	13,539
		TOTAL	18,666,902
		Government National Mortgage Association—8.6%
1,636,621		3.000%, 7/20/2045	1,656,376
4,827,143		3.500%, 6/20/2046	5,010,989
2,972,990		4.500%, 6/20/2039 - 8/20/2040	3,203,467
520,803		5.000%, 7/15/2034	582,744
1,500,963		6.000%, 4/15/2032 - 7/20/2038	1,708,970
504,994		6.500%, 12/15/2023 - 5/15/2032	581,694
10,493		7.500%, 10/15/2029 - 3/20/2030	12,428
2,284		8.000%, 4/15/2030	2,718
		TOTAL	12,759,386
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $54,756,961)	56,981,222
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.7%
		Non-Agency Mortgage-Backed Securities—3.7%
170,665		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	134,121
1,728,832	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	1,666,132
449,998	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	452,252
999,957	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,005,678
2

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
182,702		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	$181,009
598,382	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	610,899
1,531,025	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,540,115
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,730,976)	5,590,206
		COMMERCIAL MORTGAGE-BACKED SECURITIES—18.3%
		Agency Commercial Mortgage-Backed Securities—17.7%
2,912,000	[1,2]	FREMF Mortgage Trust 2011-K701, 4.286%, 7/25/2048	2,944,257
2,628,487		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	2,664,387
1,250,000		FHLMC REMIC K054 A2, 2.745%, 1/25/2026	1,236,906
2,822,426		FHLMC REMIC K060 A1, 2.883%, 7/25/2026	2,871,759
1,800,000		FHLMC REMIC K504 A2, 2.566%, 9/25/2020	1,829,370
3,931,667		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	3,975,193
1,960,729		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	1,979,078
2,425,505		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	2,446,171
1,405,349		FHLMC REMIC K721 A1, 2.610%, 1/25/2022	1,428,526
4,966,424		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	5,020,525
		TOTAL	26,396,172
		Non-Agency Commercial Mortgage-Backed Securities—0.6%
900,000	[1,2]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.312%, 11/15/2033	908,122
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $27,527,501)	27,304,294
		REPURCHASE AGREEMENT—2.7%
3,949,000		Interest in $1,113,000,000 joint repurchase agreement 0.85%, dated 3/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,113,078,838 on 4/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,146,471,203. (IDENTIFIED COST $3,949,000)	3,949,000
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $145,882,149)[3]	148,835,395
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	442,627
		TOTAL NET ASSETS—100%	$149,278,022
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $12,307,944, which represented 8.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2017, these liquid restricted securities amounted to $12,307,944, which represented 8.2% of total net assets.
3	At March 31, 2017, the cost of investments for federal tax purposes was $145,882,149. The net unrealized appreciation of investments for federal tax purposes was $2,953,246. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,984,128 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,030,882.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
3

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2017, all investments of the Fund utilized level 2 inputs in valuing the Fund's assets carried at fair value:
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
REMIC	—Real Estate Mortgage Investment Conduit
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2017